PAINEWEBBER EQUITY FUNDS                                       SEMIANNUAL REPORT

                                                                  April 15, 2000

Dear Shareholder,

     We are pleased to present you with the semiannual report for PaineWebber Growth and Income Fund, PaineWebber Mid Cap Fund and PaineWebber Growth Fund for the six-month period ended February 29, 2000.

MARKET REVIEW

[GRAPHIC]

     Technology stocks continued to lead the equity markets during the six months ended February 29, 2000. The NASDAQ Composite, one of the most technology-heavy of the major market indices, surged 71.45% for the period. On the other hand, the Standard and Poor's 500 Index (S&P 500) gained only 4.10% for the period, and the Dow Jones Industrial Average lost 5.73%.

     Other trends of recent years also continued: an ever-smaller number of stocks accounted for most of the market's gains, while day-today price fluctuations became more volatile. In January 2000, the market briefly rewarded investors who owned more cyclical, value-oriented stocks, but high-growth technology stocks resumed their predominance in February.

OUTLOOK

     The near-term outlook for the market appears uncertain in light of recent volatility among technology stocks and the likelihood that the Federal Reserve (the Fed) will continue to raise interest rates. We are therefore concerned that the stock market currently appears somewhat overvalued. Offsetting our concern, however, expectations for corporate profits are rising. If these higher profit expectations prove correct, then we believe the market can "grow into" its current price levels without significant downside risk--barring an inflationary shock.

     Despite some uncertainty, the longer-term picture looks positive. The consensus estimate of real GDP growth in 2000 stands at about 3.4%; early estimates for real GDP growth in 2001 stand at about 3.5%. It seems likely that the economy will remain healthy, with tolerable inflation of around 2.5% per year. Long-term interest rates, as gauged by the 30-year U.S. Treasury bond, have been dipping below six percent. We believe the combination of lower long-term rates and higher profit expectations will help support stock prices over the longer term.

SEMIANNUAL REPORT

PAINEWEBBER GROWTH AND INCOME FUND

Investment Goal:
Current income and capital growth

Portfolio Manager:
Mark Tincher
Mitchell Hutchins Asset Management Inc.

Commencement:
December 20,1983 (Class A) July 1,1991 (Class B) July 2,1992 (Class C) February 12,1992 (Class Y)

Dividend Payments:
Semiannually


PAINEWEBBER GROWTH AND INCOME FUND

Average Annual Total Return, Periods Ended 2/29/00

                                     6 Months  1 Year   5 Years 10 Years Inception(0)
---------------------------------------------------------------------------------------
Before Deducting     Class A*           4.98%    8.04%   20.29%   13.59%    13.28%
Maximum Sales Charge Class B**          4.55     7.18    19.35     N/A      12.85
                     Class C+           4.57     7.24    19.37     N/A      12.83
                     Class Y++          5.06     8.30    20.61     N/A      12.65
---------------------------------------------------------------------------------------
After Deducting      Class A*           0.26     3.18    19.19    13.06     12.96
Maximum Sales Charge Class B**         -0.45     2.18    19.15     N/A      12.85
                     Class C+           3.57     6.24    19.37     N/A      12.83
---------------------------------------------------------------------------------------
S&P 500 Index                           4.10    11.73    25.13    18.03     17.37
Lipper Multi-Cap Core Funds Median     10.34    18.49    19.98    15.14     15.22
---------------------------------------------------------------------------------------

Past performance is no guarantee of future performance.The investment return and the principal value of an investment in the Fund will fluctuate,so that an investor's shares,when redeemed,may be worth more or less than their original cost.Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on December 20,1983 for Class A shares,July 1,1991 for Class B shares,July 2,1992 for Class C shares and February 12,1992 for Class Y shares.Index and Lipper median inception returns are as of oldest share class inception.

* Maximum sales charge for Class A shares is 4.5% of the public offering price.Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years.Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year.Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors,including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds,as well as the trustee of the PaineWebber 401(k) Plus Plan.Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.


PORTFOLIO HIGHLIGHTS

     During the fiscal period we increased the Fund's exposure to technology and reduced exposure to consumer cyclical companies. The strong performance of technology benefited Fund performance. However, by period-end we began to reduce the Fund's exposure to technology stocks, selling into strength and realizing gains. Our models identified a number of attractively priced stocks in the financial services sector, and we began to look for early indications of price momentum there. We are seeing positive signs among brokerage companies, which continue to report significantly better than expected earnings. We feel there is opportunity here and believe these stocks will garner a lot of interest once investors get a sense that the Federal Reserve (the Fed) is nearly finished raising interest rates. Financial stocks tend to gain in anticipation of the last Fed rate hike.

     The Fund is market weighted in most other areas except for utilities and consumer nondurables. We would expect these sectors to do better in a more recessionary economic environment, which we do not foresee. Therefore, we think a pro-cyclical, pro-growth stance is appropriate at this time.

     The Fund's portfolio has taken on a "barbell" structure as we get mixed readings from our valuation framework. We find stocks

PAINEWEBBER EQUITY FUNDS                                       SEMIANNUAL REPORT

that look attractive based on their earnings momentum, earnings surprise and price momentum; however, those stocks typically do not have much valuation support. On the other hand, we see stocks that look cheap relative to their valuations but that lack earnings acceleration and price momentum. The Fund's mixture of both gets it to an aggregate valuation that is not much different from that of the S&P 500.

     The Fund owns a mix of "old-economy" companies--energy, retail and financial services--and "new-economy" technology companies connected to the Internet. As the economy changes to a phase of higher energy costs and tighter credit, market sentiment is seesawing between old and new. The new-economy companies seem less dependent on energy prices and credit, but old-economy companies are using new technologies to become more productive. At this point, no one knows whether old or new will take the lead, but we believe the Fund is well positioned to benefit either way.

Characteristics*                                          2/29/00    8/31/99
--------------------------------------------------------------------------------
Net Assets ($bln)                                          $1.2       $1.4
Price/Earnings Ratio(1)                                    31.1x      24.1x
Beta(2)                                                    0.75       0.85
Dividend Yield                                             1.04%      1.05%
Number of Securities                                         98        110
Stocks                                                     87.6%      90.6%
Bonds                                                       3.7%       2.9%
Cash & Equivalents                                          8.7%       6.5%
--------------------------------------------------------------------------------


Top Five Sectors*                 2/29/00                                8/31/99
--------------------------------------------------------------------------------
Technology                          31.0%    Consumer Cyclicals            19.6%
Consumer Cyclicals                  14.5     Technology                    19.4
Financial Services                  11.7     Financial Services            12.9
Utilities                            8.4     Utilities                     10.2
Capital Goods                        7.0     Healthcare                     7.3
--------------------------------------------------------------------------------
Total                               72.6     Total                         69.4

* Weightings represent percentages of portfolio assets.The Fund's portfolio is actively managed and its composition will vary over time.

(1)  Based on projected forward fiscal year earnings.

(2) Beta is a measure of a stock portfolio's risk relative to the overall market,as measured by the S&P 500 Index.The market has a Beta of 1.If a portfolio has a Beta greater than 1,it is riskier than the market; if it has a Beta less than 1,it is less risky than the market.

SEMIANNUAL REPORT

PAINEWEBBER MID CAP FUND

Investment Goal:
Long-term capital
appreciation

Portfolio Managers:
Mark Tincher
Antony J.Scott
Mitchell Hutchins Asset
Management Inc.

Commencement:
April 7,1992 (Class A)
April 7,1992 (Class B)
July 2,1992 (Class C)
March 17,1998 (Class Y)

Dividend Payments:
Annually


Top Ten Equity Holdings*   2/29/00                                       8/31/99
--------------------------------------------------------------------------------
Cisco Systems,Inc.            3.8%     United Technologies Corp.            2.4%
JDS Uniphase Corp.            3.6      Tyco International Inc.              2.3
Apple Computer,Inc.           2.8      IBM Corp.                            1.9
Applied Materials,Inc.        2.7      Chase Manhattan Corp.                1.8
United Technologies Corp.     2.1      Applied Materials,Inc.               1.8
Microsoft Corp.               1.9      Cisco Systems,Inc.                   1.8
Chase Manhattan Corp.         1.9      Microsoft Corp.                      1.8
Exxon Mobil Corp.             1.9      Dayton Hudson Corp.                  1.7
Target Corp.                  1.9      Unisys Corp.                         1.6
MCI Worldcom,Inc.             1.8      SBC Communications,Inc.              1.6
--------------------------------------------------------------------------------
Total                        24.4      Total                               18.7

* Weightings represent percentages of portfolio assets.The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER MID CAP FUND

Average Annual Total Return, Periods Ended 2/29/00

                                       6 Months  1 Year  5 Years  Inception(0)
--------------------------------------------------------------------------------
Before Deducting            Class A*    68.43%   87.01%   26.71%    20.18%
Maximum Sales Charge        Class B**   67.60    85.07    25.64     19.42
                            Class C+    67.80    85.44    25.72     21.06
                            Class Y++   68.61    87.54     N/A      33.99
--------------------------------------------------------------------------------
After Deducting             Class A*    60.89    78.64    25.54     19.49
Maximum Sales Charge        Class B**   62.60    80.07    25.48     19.42
                            Class C+    66.80    84.44    25.72     21.06
--------------------------------------------------------------------------------
S&P Midcap 400 Index                    18.09    30.98    22.50     17.66
Lipper Multi-Cap Growth Funds Median    51.39    67.19    30.76     22.06
--------------------------------------------------------------------------------

Past performance is no guarantee of future performance.The investment return and the principal value of an investment in the Fund will fluctuate,so that an investor's shares,when redeemed,may be worth more or less than their original cost.Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on April 7,1992 for Class A and Class B shares,July 2,1992 for Class C shares and March 17,1998 for Class Y shares.Index and Lipper median inception returns are as of oldest share class inception.

* Maximum sales charge for Class A shares is 4.5% of the public offering price.Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years.Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year.Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors,including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds,as well as the trustee of the PaineWebber 401(k) Plus Plan.Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER EQUITY FUNDS                                       SEMIANNUAL REPORT

PORTFOLIO HIGHLIGHTS

     For the six months ended February 29, 2000, the Fund strongly outperformed its index and its Lipper peer group. The Fund did well because of its significant exposure to telecommunications (11.2%) and technology (52.2%), and its underweightings in financial services (4.7%) and healthcare (1.2%).*

     The Fund's growth focus also led us to underweight utility stocks. Fears of increasing interest rates kept us out of the retail sector and kept our weightings down in financial services. Thus, the Fund's leadership names remained largely constant throughout the period.

     We added to the Fund's technology exposure during September and October, and again in January. Exposure increased further in February, largely through capital appreciation. We continue to watch for any slowing in the demand for technology, which would lead us to shift into other less volatile, more value-oriented sectors. We see no evidence of slowing demand yet, but we may look to trade names within the Fund's technology exposure.

     The emphasis on technology followed our decision to place greater emphasis on growth stocks, which we believe will continue to lead the market. Nevertheless, we continue to make opportunistic trades in value-oriented stocks. Within the mid-cap universe, we are looking for undervalued names that may be little known due to lack of coverage by other investors. We also look for a potential catalyst that could spark an acceleration of earnings growth, such as new product introductions, management changes or increasing market share.

Characteristics*                                          2/29/00        8/31/99
--------------------------------------------------------------------------------
Net Assets ($mm)                                         $250.0          $158.1
Price/Earnings Ratio(3)                                   124.9x           34.0x
Beta(4)                                                    1.41            0.90
Dividend Yield                                             0.20%           0.58%
Number of Securities                                        120             110
Stocks                                                     93.1%           97.4%
Cash & Equivalents                                          6.9%            2.6%
--------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets.The Fund's portfolio is actively managed and its composition will vary over time.

(3)  Forward fiscal year earnings.

(4) Beta is a measure of a stock portfolio's risk relative to the overall market,as measured by the S&P 400 Midcap Index.The market has a Beta of 1.If a portfolio has a Beta greater than 1,it is riskier than the market; if it has a Beta less than 1,it is less risky than the market.

SEMIANNUAL REPORT

Top Ten Equity Holdings*    2/29/00                                      8/31/99
--------------------------------------------------------------------------------
JDS Uniphase Corp.             6.7%     JDS Uniphase Corp.                  4.1%
SDL Inc.                       2.6      Solectron Corp.                     3.0
Maxim Integrated Products,Inc. 2.2      SCI Systems,Inc.                    2.3
Peregrine Systems,Inc.         2.0      ASM Lithography Holdings            2.1
Lam Research Corp.             2.0      Maxim Integrated Products,Inc.      1.8
Comverse Technology,Inc.       1.8      America Online Inc.                 1.8
Advanced Fibre Communications  1.8      Clarify,Inc.                        1.7
ASM Lithography Holdings       1.7      BMC Software,Inc.                   1.6
EMC Corp.                      1.7      Mettler Toledo International Inc.   1.6
Teradyne Inc.                  1.7      Vitesse Semiconductor Corp.         1.6
--------------------------------------------------------------------------------
Total                         24.2      Total                              21.6


Top Five Sectors*           2/29/00                                      8/31/99
--------------------------------------------------------------------------------
Technology                    55.2%     Technology                         28.5%
Telecommunications            11.2      Consumer Cyclicals                 21.5
Consumer Cyclicals             7.9      Capital Goods                      15.3
Financial Services             4.7      Financial Services                 13.1
Capital Goods                  4.3      Utilities                           7.0
--------------------------------------------------------------------------------
Total                         83.3      Total                              85.4

* Weightings represent percentages of portfolio assets.The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER EQUITY FUNDS                                       SEMIANNUAL REPORT

PAINEWEBBER GROWTH FUND


Average Annual Total Return, Periods Ended 2/29/00

                                     6 Months  1 Year  5 Years 10 Years  Inception((0))
---------------------------------------------------------------------------------------
Before Deducting     Class A*          28.72%   34.28%   25.13%   17.36%    16.75%
Maximum Sales Charge Class B**         28.19    33.19    24.13     N/A      17.50
                     Class C+          28.21    33.20    24.14     N/A      17.93
                     Class Y++         28.98    34.76    25.50     N/A      17.60
---------------------------------------------------------------------------------------
After Deducting      Class A*          22.91    28.25    23.98    16.82     16.40
Maximum Sales Charge Class B**         23.19    28.19    23.96     N/A      17.50
                     Class C+          27.21    32.20    24.14     N/A      17.93
---------------------------------------------------------------------------------------
S&P 500 Index                           4.10    11.73    25.13    18.03     17.76
Lipper Multi-Cap Growth Funds Median   51.39    67.19    30.76    21.80     19.33
---------------------------------------------------------------------------------------

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(0) Inception since commencement of issuance on March 18, 1985 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and August 26, 1991 for Class Y shares. Index and Lipper median inception returns are as of oldest share class inception.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PORTFOLIO HIGHLIGHTS

     The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in companies that we believe have a dominant position in their industries, have strong management and are financially sound. We look for companies that can deliver sustained or accelerating growth in earnings or cash flow of at least 10% a year in each of the next three years. To help us identify such companies, the Fund uses a proprietary quantitative model, which can point us to what we should and should not own, and also provides a shopping list of potential investments. We take that shopping list and conduct fundamental analyses on the most attractive candidates.

     For the past six-month period we found most of our "best in class" picks in our highest-weighted technology (42.9%) and consumer cyclical (26.0%) sectors, which along with telecommunications (1.1%) were the key contributors to performance during the period.* Our bias toward larger-cap securities has been positive for the Fund. We continue to weed out smaller-cap issues when we identify larger-cap opportunities with comparable upside potential.

     Our holdings are selected through a fundamental,

* Weightings represent percentages of portfolio assets as of February 29, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GROWTH FUND

Investment Goal:
Long-term capital
appreciation

Portfolio Manager:
Ellen R.Harris
Mitchell Hutchins Asset
Management Inc.

Commencement:
March 18, 1985 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
August 26, 1991 (Class Y)

Dividend Payments
Annually

SEMIANNUAL REPORT

bottom-up process, yet they tend to reflect broad investment themes. Many times these themes overlap a variety of industries. For example, we have long believed that technological evolution is having, and will continue to have, a profound impact on the way we conduct our businesses and our lives. Two more themes that we believe affect a broad range of industries are the critical importance of having strong brands and the need to establish a global presence.

     The recently announced merger of America Online, Inc. (AOL) (1.4%)* and Time Warner, Inc. (TWX) (2.2%) demonstrates these themes. The dominant "content-based" Internet player is combining with the leading global-branded media and content provider, who is also the second largest cable operator in the United States. Citigroup, Inc. (C) (0.5%), the dominant financial service company, also embodies these themes with the global presence of Citibank now enhancing the investment banking opportunities of Salomon Smith Barney. And Travelers Insurance is a dominant brand in its industry. Wal- Mart Stores, Inc. (WMT) (0.9%), the leading retailer in the United States, is also expanding internationally, both internally and through acquisitions. Wal-Mart's recently launched website brings e-commerce to the company, which has long been a pioneer in the application of technology to the "back office" part of its operations.

     Because we take a fundamental approach to the companies in which the Fund invests, we believe that these companies have the potential to deliver our expected earnings growth over time. However, we are concerned about the current, impulsive nature of the market, which can create unreasonable expectations, excessively high valuations, and, in the dot.com mania, a definitely speculative environment. Our challenge is to maintain prudence and redouble our efforts in analyzing the fundamentals of the companies in which we are invested.

     As always, we do not make broad changes to the portfolio but look for refinements. For example, during the past six-month period, we increased the Fund's exposure to the technology sector. We did this selectively, focusing on areas that we believe will have sustained growth and avoiding those areas we consider highly speculative. We added Corning, Inc (0.5%) as a complement to JDS Uniphase (4.9%) because of Corning's strong position in fiber optics; and we initiated positions in IBM (0.7%) and Texas Instruments (0.6%).

     We continue to think that stock prices will be volatile and that there is little leadership in the market. We strive, as always, to find the right balance in our portfolio management between the more aggressive names and more conservative names to mitigate volatility in the Fund.

* Weightings represent percentages of portfolio assets as of February 29, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER EQUITY FUNDS                                       SEMIANNUAL REPORT

Characteristics*                                      2/29/00          8/31/99
--------------------------------------------------------------------------------
Net Assets ($mm)                                      $585.0            $450.7
Median Market Cap ($bln)                              $31.0               N/A
Price/Earnings Ratio                                  43.8x              29.9x
Beta(5)                                               0.92                1.1
Number of Securities                                   118                120
Stocks                                                89.5%               89.7%
Cash & Equivalents                                    10.5%              10.3%
--------------------------------------------------------------------------------


Top Five Sectors*            2/29/00                                     8/31/99
--------------------------------------------------------------------------------
Technology                     42.9%     Consumer Cyclicals                30.7%
Consumer Cyclicals             26.0      Technology                        28.8
Utilities                       5.9      Financial Services                15.7
Financial Services              4.3      Utilities (Telecom)                9.0
Healthcare                      3.6      Healthcare                         4.5
--------------------------------------------------------------------------------
Total                          82.7      Total                             88.7


Top Ten Equity Holdings*    2/29/00                                      8/31/99
--------------------------------------------------------------------------------
JDS Uniphase Corp.             4.9%     Dell Computer Corp.                 3.0%
Cisco Systems, Inc.            3.9      Cisco Systems, Inc.                 2.7
EMC Corp.                      3.3      MCI Worldcom, Inc.                  2.4
Sun Microsystems, Inc.         2.7      EMC Corp.                           2.2
Time Warner, Inc.              2.2      Tyco International Ltd.             2.1
Network Appliance, Inc.        2.2      Time Warner, Inc.                   2.0
Liberty Media Group            2.1      Outdoor Systems, Inc.               2.0
Level 3 Communications         2.1      AT&T Corp.                          1.9
Home Depot, Inc.               2.0      Home Depot, Inc.                    1.9
Dell Computer Corp.            1.9      JDS Uniphase Corp.                  1.9
--------------------------------------------------------------------------------
Total                         27.3      Total                              22.1


* Weightings represent percentages of portfolio assets.The Fund's portfolio is actively managed and its composition will vary over time.

(5) Beta is a measure of a stock portfolio's risk relative to the overall market,as measured by the S&P 500 Index.The market has a Beta of 1.If a portfolio has a Beta greater than 1,it is riskier than the market; if it has a Beta less than 1,it is less risky than the market.

PAINEWEBBER EQUITY FUNDS                                       SEMIANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber Growth and Income Fund, Mid Cap Fund or Growth Fund, or another fund in the PaineWebber Family of Funds,(6)please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander

MARGO ALEXANDER

Chairman and
Chief Executive Officer
Mitchell Hutchins Asset
Management Inc.

/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Operating Officer
Mitchell Hutchins
Asset Management Inc.

/s/ Mark A. Tincher

MARK A. TINCHER
Managing Director and Chief
Investment Officer -- Equities
Portfolio Manager, PaineWebber
Growth and Income Fund
and PaineWebber Mid Cap Fund

/s/ Ellen R. Harris

ELLEN R. HARRIS
Portfolio Manager
PaineWebber Growth Fund

/s/ Antony J. Scott

ANTONY J. SCOTT
Portfolio Manager/Research Analyst
PaineWebber Mid Cap Fund



This letter is intended to assist shareholders in understanding how the funds performed during the six-month period ended February 29, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(6) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GROWTH AND INCOME FUND
PERFORMANCE RESULTS (UNAUDITED)

                         NET ASSET VALUE                      TOTAL RETURN/1/
                -------------------------------------- --------------------------------
                                                          12 MONTHS         6 MONTHS
                02/29/00   08/31/99        02/28/99    ENDED 02/29/00    ENDED 02/29/00
---------------------------------------------------------------------------------------
CLASS A
 SHARES          $32.39       $32.07          $31.16          8.04%           4.98%
---------------------------------------------------------------------------------------
CLASS B
 SHARES           31.90        31.72           30.94           7.18           4.55
---------------------------------------------------------------------------------------
CLASS C SHARES    31.97        31.78           30.99           7.24           4.57
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                  NET ASSET VALUE
                ----------------------
PERIOD                                  CAPITAL GAINS                        TOTAL
COVERED         BEGINNING  ENDING        DISTRIBUTED   DIVIDENDS PAID      RETURN/1/
---------------------------------------------------------------------------------------
12/20/83 -
  12/31/84       $12.65    $      13.21         --              $1.0800      13.72%
---------------------------------------------------------------------------------------
1985              13.21           14.97      $ 0.1950            0.8850      22.36
---------------------------------------------------------------------------------------
1986              14.97           15.04        1.1380            0.6830      12.68
---------------------------------------------------------------------------------------
1987              15.04           12.05        2.3027            0.7366      (3.16)
---------------------------------------------------------------------------------------
1988              12.05           13.67         --               0.5120      17.83
---------------------------------------------------------------------------------------
1989              13.67           16.32        0.1675            0.5178      24.59
---------------------------------------------------------------------------------------
1990              16.32           15.85         --               0.3030      (1.01)
---------------------------------------------------------------------------------------
1991              15.85           21.17         --               0.2526      35.34
---------------------------------------------------------------------------------------
1992              21.17           21.74         --               0.2432       3.90
---------------------------------------------------------------------------------------
1993              21.74           20.86        0.0310            0.2818      (2.59)
---------------------------------------------------------------------------------------
1994              20.86           18.18        1.2111            0.2417      (5.87)
---------------------------------------------------------------------------------------
1995              18.18           22.39        1.5085            0.2475      33.21
---------------------------------------------------------------------------------------
1996              22.39           24.37        3.0247            0.2584      23.46
---------------------------------------------------------------------------------------
1997              24.37           29.29        2.6664            0.2064      31.86
---------------------------------------------------------------------------------------
1998              29.29           32.46        1.7755            0.1707      17.97
---------------------------------------------------------------------------------------
1999              32.46           34.05        1.2696            0.0112       9.03
---------------------------------------------------------------------------------------
01/01/00 -
  02/29/00        34.05           32.39         --              --           (4.88)
---------------------------------------------------------------------------------------
                                TOTALS: $15.2900                $6.6309
---------------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURN AS OF 02/29/00:          654.86%
---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                  NET ASSET VALUE
                ----------------------
PERIOD                                  CAPITAL GAINS                        TOTAL
COVERED         BEGINNING  ENDING        DISTRIBUTED    DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------------
07/01/91 -
  12/31/91       $18.04          $21.14         --              $0.1074      17.85%
---------------------------------------------------------------------------------------
1992              21.14           21.69         --               0.0992       3.09
---------------------------------------------------------------------------------------
1993              21.69           20.82      $ 0.0310            0.1193      (3.31)
---------------------------------------------------------------------------------------
1994              20.82           18.15        1.2111            0.0768      (6.62)
---------------------------------------------------------------------------------------
1995              18.15           22.35        1.5085            0.0715      32.18
---------------------------------------------------------------------------------------
1996              22.35           24.32        3.0247            0.0643      22.55
---------------------------------------------------------------------------------------
1997              24.32           29.20        2.6508            0.0044      30.79
---------------------------------------------------------------------------------------
1998              29.20           32.26        1.7755           --           17.02
---------------------------------------------------------------------------------------
1999              32.26           33.58        1.2696           --            8.21
---------------------------------------------------------------------------------------
01/01/00 -
  02/29/00        33.58           31.90          --             --           (5.00)
---------------------------------------------------------------------------------------
                                 TOTALS: $11.4712               $0.5429
---------------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURN AS OF 02/29/00:          185.36%
---------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GROWTH AND INCOME FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

            NET ASSET VALUE
            ----------------
PERIOD                       CAPITAL GAINS
COVERED     BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID TOTAL RETURN/1/
-------------------------------------------------------------------------
07/02/92 -
  12/31/92   $19.96   $21.75       --         $0.1160           9.58%
-------------------------------------------------------------------------
1993          21.75    20.87   $ 0.0310        0.1308          (3.30)
-------------------------------------------------------------------------
1994          20.87    18.20     1.2111        0.0756          (6.61)
-------------------------------------------------------------------------
1995          18.20    22.42     1.5085        0.0728          32.21
-------------------------------------------------------------------------
1996          22.42    24.39     3.0247        0.0781          22.55
-------------------------------------------------------------------------
1997          24.39    29.24     2.6664        0.0318          30.77
-------------------------------------------------------------------------
1998          29.24    32.32     1.7755          --            17.06
-------------------------------------------------------------------------
1999          32.32    33.65     1.2696          --             8.23
-------------------------------------------------------------------------
01/01/00 -
  02/29/00    33.65    31.97      --             --            (4.99)
-------------------------------------------------------------------------
                         TOTALS: $11.4868     $0.5051
-------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURN AS OF
                                                02/29/00:     152.38%
-------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

                                                         % RETURN AFTER
                                                            DEDUCTING
                          % RETURN WITHOUT DEDUCTING      MAXIMUM SALES
                             MAXIMUM SALES CHARGE            CHARGE
                          ----------------------------- -------------------
CLASS                        A*       B**       C***     A*     B**   C***
----------------------------------------------------------------------------
TWELVE MONTHS ENDED
 03/31/00                    17.10%    16.20%    16.20% 11.84% 11.20% 15.20%
----------------------------------------------------------------------------
FIVE YEARS ENDED
 03/31/00                    21.69     20.75     20.75  20.58  20.56  20.75
----------------------------------------------------------------------------
TEN YEARS ENDED 03/31/00     14.55       N/A       N/A  14.03    N/A    N/A
----------------------------------------------------------------------------
COMMENCEMENT OF
 OPERATIONS
 THROUGH 03/31/00+           13.83     13.87     13.97  13.51  13.87  13.97
----------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND TO NOT INCLUDE SALES CHARGES, RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF OPERATIONS DATES ARE DECEMBER 20, 1983, JULY 1, 1991 AND JULY
  2, 1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING
      PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND SINCE INCEPTION, FEBRUARY 12, 1992 THROUGH FEBRUARY 29, 2000. CLASS Y SHARES HAD A TOTAL RETURN OF 5.06% AND 161.01%, RESPECTIVELY. FOR THE ONE YEAR AND FIVE YEAR PERIODS ENDED MARCH 31, 2000 AND SINCE INCEPTION, FEBRUARY 12, 1992 THROUGH MARCH 31, 2000, CLASS Y SHARES HAVE AN AVERAGE ANNUAL TOTAL RETURN OF 17.35%, 22.00% AND 13.75%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTORS SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER MID CAP FUND
PERFORMANCE RESULTS (UNAUDITED)

                           NET ASSET VALUE                    TOTAL RETURN/1/
                -------------------------------------- -----------------------------
                                                         12 MONTHS       6 MONTHS
                02/29/00  08/31/99      02/28/99       ENDED 02/29/00 ENDED 02/29/00
------------------------------------------------------------------------------------
CLASS A SHARES   $16.74    $10.67        $9.61            87.01%          68.43%
------------------------------------------------------------------------------------
CLASS B SHARES    16.52     10.59         9.59            85.07           67.60
------------------------------------------------------------------------------------
CLASS C SHARES    14.83      9.57         8.66            85.44           67.80
------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                 NET ASSET VALUE
                ------------------    CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING  ENDING      DISTRIBUTED     DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------------
04/07/92 -
  12/31/92       $ 9.55    $10.50          --                --            9.95%
------------------------------------------------------------------------------------
1993              10.50     12.19          --                --           16.10
------------------------------------------------------------------------------------
1994              12.19     11.98       $ 0.0433             --           (1.36)
------------------------------------------------------------------------------------
1995              11.98     14.67         0.7480             --           28.79
------------------------------------------------------------------------------------
1996              14.67     14.92         2.3244             --           17.87
------------------------------------------------------------------------------------
1997              14.92     13.55         3.4608             --           15.14
------------------------------------------------------------------------------------
1998              13.55     10.34         4.5107             --           11.81
------------------------------------------------------------------------------------
1999              10.34     14.29         0.9297             --           48.37
------------------------------------------------------------------------------------
01/01/00 -
  02/29/00        14.29     16.74                            --           17.14
------------------------------------------------------------------------------------
                                    TOTALS: $12.0169      $0.0000
------------------------------------------------------------------------------------
                              CUMULATIVE TOTAL RETURN AS OF 02/29/00:    327.66%
------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                 NET ASSET VALUE
                ------------------    CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING  ENDING      DISTRIBUTED     DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------------
04/07/92 -
  12/31/92       $10.00    $10.93          --                --            9.30%
------------------------------------------------------------------------------------
1993              10.93     12.59          --                --           15.19
------------------------------------------------------------------------------------
1994              12.59     12.28       $ 0.0433             --           (2.03)
------------------------------------------------------------------------------------
1995              12.28     14.94         0.7480             --           27.73
------------------------------------------------------------------------------------
1996              14.94     15.11         2.3244             --           17.01
------------------------------------------------------------------------------------
1997              15.11     13.64         3.4608             --           14.28
------------------------------------------------------------------------------------
1998              13.64     10.33         4.5107             --           10.85
------------------------------------------------------------------------------------
1999              10.33     14.13         0.9297             --           46.96
------------------------------------------------------------------------------------
01/01/00 -
  02/29/00        14.13     16.52          --             $0.0000         16.91
------------------------------------------------------------------------------------
                                   TOTALS: $12.0169
------------------------------------------------------------------------------------
                              CUMULATIVE TOTAL RETURN AS OF 02/29/00:    306.68%
------------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER MID CAP FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

            NET ASSET VALUE
            ----------------
PERIOD                         CAPITAL GAINS
COVERED     BEGINNING ENDING    DISTRIBUTED     DIVIDENDS PAID TOTAL RETURN/1/
------------------------------------------------------------------------------
07/02/92 -
  12/31/92   $ 8.89   $10.46         --               --           17.66%
------------------------------------------------------------------------------
1993          10.46    12.05         --               --           15.20
------------------------------------------------------------------------------
1994          12.05    11.75      $ 0.0433            --           (2.13)
------------------------------------------------------------------------------
1995          11.75    14.26        0.7480            --           27.82
------------------------------------------------------------------------------
1996          14.26    14.31        2.3244            --           16.98
------------------------------------------------------------------------------
1997          14.31    12.74        3.4608            --           14.39
------------------------------------------------------------------------------
1998          12.74     9.33        4.5107            --           10.82
------------------------------------------------------------------------------
1999           9.33    12.68        0.9297            --           47.17
------------------------------------------------------------------------------
01/01/99 -
  02/29/00    12.68    14.83         --               --           16.96
------------------------------------------------------------------------------
                             TOTALS: $12.0169      $0.0000
------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 02/29/00:    332.95%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

                              % RETURN WITHOUT      % RETURN AFTER
                                  DEDUCTING            DEDUCTING
                                MAXIMUM SALES        MAXIMUM SALES
                                   CHARGE               CHARGE
                              -------------------  -------------------
CLASS                            A*    B**   C***     A*    B**   C***
-----------------------------------------------------------------------
TWELVE MONTHS ENDED 03/31/00  78.78% 77.07% 77.40% 70.69% 72.07% 76.40%
-----------------------------------------------------------------------
FIVE YEARS ENDED 03/31/00     25.67  24.65  24.71  24.53  24.48  24.71
-----------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
 THROUGH 03/31/00+            19.75  19.00  20.59  19.06  19.00  20.59
-----------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS
   REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF OPERATIONS DATES ARE APRIL 7, 1992 FOR CLASS A AND CLASS B
  SHARES AND JULY 2, 1992 FOR CLASS C SHARES.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING
      PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND SINCE INCEPTION MARCH 17, 1998 THROUGH FEBRUARY 29, 2000, CLASS Y SHARES HAD A TOTAL RETURN OF 68.61% AND 77.39%, RESPECTIVELY. FOR THE YEAR ENDED MARCH 31, 2000 AND SINCE INCEPTION MARCH 17, 1998 THROUGH MARCH 31, 2000 CLASS Y SHARES HAVE AN AVERAGE ANNUAL TOTAL RETURN OF 79.31% AND 31.52%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GROWTH FUND
PERFORMANCE RESULTS (UNAUDITED)

                      NET ASSET VALUE                  TOTAL RETURN/1/
            ----------------------------------- -----------------------------
                                                  12 MONTHS       6 MONTHS
            02/29/00  08/31/99     02/28/99     ENDED 02/29/00 ENDED 02/29/00
-----------------------------------------------------------------------------
CLASS A
 SHARES      $32.48    $26.85       $25.74          34.28%          28.72%
-----------------------------------------------------------------------------
CLASS B
 SHARES       29.02    24.26        23.35           33.19           28.19
-----------------------------------------------------------------------------
CLASS C
 SHARES       29.41    24.56        23.64           33.20           28.21
-----------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
             NET ASSET VALUE
            ------------------
PERIOD                          CAPITAL GAINS                      TOTAL
COVERED     BEGINNING  ENDING    DISTRIBUTED    DIVIDENDS PAID   RETURN/1/
-----------------------------------------------------------------------------
03/18/85 -
  12/31/85   $ 9.15    $10.55         --           $0.1275          16.87%
-----------------------------------------------------------------------------
1986          10.55     10.86      $ 0.4064         0.1042           7.64
-----------------------------------------------------------------------------
1987          10.86      9.81       1.4051          0.0847           4.34
-----------------------------------------------------------------------------
1988           9.81     11.87         --            0.1011          22.05
-----------------------------------------------------------------------------
1989          11.87     14.79       1.1520             --           34.27
-----------------------------------------------------------------------------
1990          14.79     12.98       0.4625          0.1625          (7.72)
-----------------------------------------------------------------------------
1991          12.98     18.53       0.6003          0.0072          47.61
-----------------------------------------------------------------------------
1992          18.53     18.66       0.6235             --            4.15
-----------------------------------------------------------------------------
1993          18.66     21.14       1.0734             --           19.17
-----------------------------------------------------------------------------
1994          21.14     18.81       0.0258             --          (10.90)
-----------------------------------------------------------------------------
1995          18.81     23.12       1.8440             --           33.02
-----------------------------------------------------------------------------
1996          23.12     24.24       2.1056             --           14.11
-----------------------------------------------------------------------------
1997          24.24     21.24       6.7819             --           17.01
-----------------------------------------------------------------------------
1998          21.24     25.85       2.0057             --           31.95
-----------------------------------------------------------------------------
1999          25.85     32.17       1.9441             --           32.43
-----------------------------------------------------------------------------
01/01/00 -
  02/29/00    32.17     32.48         --               --            0.96
-----------------------------------------------------------------------------
                               TOTALS: $20.4303    $0.5872
-----------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 02/29/00     915.39%
-----------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
             NET ASSET VALUE
            ------------------
PERIOD                          CAPITAL GAINS                      TOTAL
COVERED     BEGINNING  ENDING    DISTRIBUTED    DIVIDENDS PAID   RETURN/1/
-----------------------------------------------------------------------------
07/01/91 -
  12/31/91   $15.63    $18.47      $ 0.6003        $0.0037          22.18%
-----------------------------------------------------------------------------
1992          18.47     18.44       0.6235             --            3.30
-----------------------------------------------------------------------------
1993          18.44     20.71       1.0734             --           18.26
-----------------------------------------------------------------------------
1994          20.71     18.28       0.0258             --          (11.61)
-----------------------------------------------------------------------------
1995          18.28     22.22       1.8440             --           31.95
-----------------------------------------------------------------------------
1996          22.22     23.02       2.1056             --           13.24
-----------------------------------------------------------------------------
1997          23.02     19.62       6.7819             --           16.17
-----------------------------------------------------------------------------
1998          19.62     23.48       2.0057             --           30.76
-----------------------------------------------------------------------------
1999          23.48     28.78       1.9441             --           31.35
-----------------------------------------------------------------------------
01/01/00 -
  02/29/00    28.78     29.02         --               --            0.83
-----------------------------------------------------------------------------
                               TOTALS: $17.0043    $0.0037
-----------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 02/29/00:     305.08%
-----------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GROWTH FUND
PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

            NET ASSET VALUE
            ----------------
PERIOD                         CAPITAL GAINS
COVERED     BEGINNING ENDING   DISTRIBUTED    DIVIDENDS PAID TOTAL RETURN/1/
----------------------------------------------------------------------------
07/02/92 -
  12/31/92   $17.04   $18.57     $ 0.6235           --            12.73%
----------------------------------------------------------------------------
1993          18.57    20.85       1.0734           --            18.19
----------------------------------------------------------------------------
1994          20.85    18.41       0.0258           --           (11.58)
----------------------------------------------------------------------------
1995          18.41    22.40       1.8440           --            32.00
----------------------------------------------------------------------------
1996          22.40    23.21       2.1056           --            13.18
----------------------------------------------------------------------------
1997          23.21    19.83       6.7819           --            16.13
----------------------------------------------------------------------------
1998          19.83    23.77       2.0057           --            30.84
----------------------------------------------------------------------------
1999          23.77    29.17       1.9441           --            31.39
----------------------------------------------------------------------------
01/01/00 -
  02/29/00    29.17    29.41        --              --             0.82
----------------------------------------------------------------------------
                             TOTALS: $16.4040    $0.0000
----------------------------------------------------------------------------
                               CUMULATIVE TOTAL RETURN AS OF
                                                   02/29/00:     254.24%
----------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

                              % RETURN WITHOUT      % RETURN AFTER
                                  DEDUCTING            DEDUCTING
                                MAXIMUM SALES        MAXIMUM SALES
                                   CHARGE               CHARGE
                              -------------------  -------------------
CLASS                            A*    B**   C***     A*    B**   C***
-----------------------------------------------------------------------
TWELVE MONTHS ENDED 03/31/00  34.59% 33.50% 33.54% 28.53% 28.50% 32.54%
-----------------------------------------------------------------------
FIVE YEARS ENDED 03/31/00     25.80  24.81  24.81  24.65  24.64  24.81
-----------------------------------------------------------------------
TEN YEARS ENDED 3/31/00       17.84    N/A   N/A   17.30    N/A    N/A
-----------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
 THROUGH 03/31/00+            17.08  18.07  18.56  16.73  18.07  18.56
-----------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

* MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% AND IS REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

+ COMMENCEMENT OF OPERATIONS DATES ARE MARCH 18, 1985, JULY 1, 1991 AND JULY 2,1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING
      PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND SINCE INCEPTION, AUGUST 26, 1991 THROUGH FEBRUARY 29, 2000, CLASS Y SHARES HAD A TOTAL RETURN OF 28.98% AND 297.92%, RESPECTIVELY. FOR THE ONE YEAR AND FIVE YEAR PERIODS ENDED MARCH 31, 2000 AND SINCE INCEPTION THROUGH MARCH 31, 2000. CLASS Y SHARES HAVE AN AVERAGE ANNUAL TOTAL RETURN OF 35.12%, 26.17% AND 18.18%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------
 COMMON STOCKS -- 87.36%
 AIRLINES -- 0.68%
  183,600  DELTA AIR LINES, INC. ...............................  $    8,376,750
                                                                  --------------
 ALCOHOL -- 0.39%
   76,000  ANHEUSER-BUSCH COMPANIES, INC. ......................       4,873,500
                                                                  --------------
 BANKS -- 2.51%
  298,700  CHASE MANHATTAN CORP. ...............................      23,783,987
  221,808  WELLS FARGO AND CO. .................................       7,333,527
                                                                  --------------
                                                                      31,117,514
                                                                  --------------
 BROADCASTING & PUBLISHING -- 0.36%
  140,000  INFINITY BROADCASTING CORP.*.........................       4,471,250
                                                                  --------------
 CHEMICALS -- 0.56%
   63,569  DOW CHEMICAL CO. ....................................       6,897,237
                                                                  --------------
 COMPUTER HARDWARE -- 7.89%
  300,000  APPLE COMPUTER, INC.*................................      34,387,500
  360,000  CISCO SYSTEMS, INC.*.................................      47,587,500
  389,000  DELL COMPUTER CORP.*.................................      15,876,062
                                                                  --------------
                                                                      97,851,062
                                                                  --------------
 COMPUTER SOFTWARE -- 5.86%
  191,162  BMC SOFTWARE, INC.*..................................       8,793,452
  235,100  COMPUWARE CORP.*.....................................       5,201,588
  139,700  IBM CORP. ...........................................      14,249,400
  264,425  MICROSOFT CORP.*.....................................      23,632,984
  694,668  UNISYS CORP.*........................................      20,796,623
                                                                  --------------
                                                                      72,674,047
                                                                  --------------
 CONSTRUCTION, REAL PROPERTY -- 0.18%
  116,400  LAFARGE CORP., ADR...................................       2,291,625
                                                                  --------------
 CONSUMER DURABLES -- 0.68%
  155,477  WHIRLPOOL CORP. .....................................       8,444,345
                                                                  --------------
 DEFENSE & AEROSPACE -- 1.44%
  190,900  BOEING CO. ..........................................       7,039,437
   77,924  GENERAL DYNAMICS CORP. ..............................       3,370,213
  155,847  TRW, INC. ...........................................       7,480,656
                                                                  --------------
                                                                      17,890,306
                                                                  --------------

                                                   FEBRUARY 29, 2000 (UNAUDITED)

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------
 DIVERSIFIED RETAIL -- 3.25%
  327,500  FEDERATED DEPARTMENT STORES, INC.*...................  $   12,015,156
  399,250  TARGET CORP. ........................................      23,555,750
   98,000  WAL-MART STORES, INC. ...............................       4,771,375
                                                                  --------------
                                                                      40,342,281
                                                                  --------------
 DRUGS & MEDICINE -- 4.40%
  185,600  BIOGEN INC.*.........................................      20,033,200
  141,000  PHARMACIA & UPJOHN, INC., ADR........................       6,715,125
  268,000  SCHERING-PLOUGH CORP. ...............................       9,346,500
  216,142  WARNER LAMBERT CO. ..................................      18,493,650
                                                                  --------------
                                                                      54,588,475
                                                                  --------------
 ELECTRIC UTILITIES -- 1.46%
  123,600  DUKE ENERGY CORP. ...................................       5,994,600
  221,000  ENERGY EAST CORP. ...................................       4,641,000
  197,200  UNICOM CORP. ........................................       7,456,625
                                                                  --------------
                                                                      18,092,225
                                                                  --------------
 ELECTRICAL EQUIPMENT -- 4.32%
  306,200  HONEYWELL, INC. .....................................      14,735,875
  206,000  JABIL CIRCUIT INC.*..................................      14,304,125
  110,900  MOTOROLA, INC. ......................................      18,908,450
  116,800  TELLABS, INC.*.......................................       5,606,400
                                                                  --------------
                                                                      53,554,850
                                                                  --------------
 ENERGY RESERVES & PRODUCTION -- 4.52%
  114,749  ATLANTIC RICHFIELD CO. ..............................       8,147,179
  319,922  EXXON MOBIL CORP. ...................................      24,094,126
  341,500  ROYAL DUTCH PETROLEUM CO., ADR.......................      17,928,750
  219,790  TOSCO CORP. .........................................       5,879,382
                                                                  --------------
                                                                      56,049,437
                                                                  --------------
 ENTERTAINMENT -- 1.18%
  263,000  VIACOM, INC., CLASS B*...............................      14,662,250
                                                                  --------------
 FINANCIAL SERVICES -- 3.12%
  329,538  CITIGROUP, INC. .....................................      17,032,995
   84,800  GENERAL ELECTRIC CO. ................................      11,209,500
  295,543  MBNA CORP. ..........................................       6,723,603
   57,075  PROVIDIAN FINANCIAL CORP. ...........................       3,699,174
                                                                  --------------
                                                                      38,665,272
                                                                  --------------
 FOOD RETAIL -- 0.91%
  758,800  KROGER CO.*..........................................      11,287,150
                                                                  --------------

PAINEWEBBER GROWTH AND INCOME FUND

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------
 COMMON STOCKS (CONCLUDED)
 FOREST PRODUCTS, PAPER -- 3.52%
  264,205  CHAMPION INTERNATIONAL CORP. ........................  $   13,672,608
  147,500  GEORGIA PACIFIC CORP. ...............................       5,724,844
  214,000  GEORGIA PACIFIC CORP., PEPS..........................       7,423,125
  132,993  INTERNATIONAL PAPER CO. .............................       4,895,805
  232,919  WEYERHAEUSER CO. ....................................      11,951,656
                                                                  --------------
                                                                      43,668,038
                                                                  --------------
 GAS UTILITY -- 0.45%
   93,700  COLUMBIA ENERGY GROUP................................       5,528,300
                                                                  --------------
 INDUSTRIAL PARTS -- 4.85%
  117,000  AMERICAN STANDARD COMPANIES INC.*....................       4,080,375
  305,800  INGERSOLL RAND CO....................................      11,715,963
  358,700  METTLER-TOLEDO INTERNATIONAL INC., ADR*..............      13,854,787
   56,411  SPX CORP.*...........................................       4,911,283
  501,400  UNITED TECHNOLOGIES CORP.............................      25,540,062
                                                                  --------------
                                                                      60,102,470
                                                                  --------------
 INDUSTRIAL SERVICES & SUPPLIES -- 1.39%
  155,263  HERTZ CORP...........................................       5,560,356
  307,400  TYCO INTERNATIONAL LTD., ADR.........................      11,661,988
                                                                  --------------
                                                                      17,222,344
                                                                  --------------
 INFORMATION & COMPUTER SERVICES -- 0.82%
  103,500  AMERICA ONLINE, INC.*................................       6,106,500
  147,450  VALASSIS COMMUNICATIONS INC.*........................       4,082,522
                                                                  --------------
                                                                      10,189,022
                                                                  --------------
 LIFE INSURANCE -- 2.21%
  155,300  AMERICAN GENERAL CORP. ..............................       8,104,719
  303,818  AXA FINANCIAL INC. ..................................       9,095,551
  240,800  LINCOLN NATIONAL CORP. ..............................       6,697,250
  159,560  PROTECTIVE LIFE CORP. ...............................       3,510,320
                                                                  --------------
                                                                      27,407,840
                                                                  --------------
 LONG DISTANCE & PHONE COMPANIES -- 6.55%
  393,750  AT&T CORP. ..........................................      19,466,016
  400,600  BELLSOUTH CORP. .....................................      16,324,450
  259,700  CENTURYTEL, INC. ....................................       8,732,412
  250,000  GTE CORP. ...........................................      14,750,000
  491,305  MCI WORLDCOM, INC.*..................................      21,924,486
                                                                  --------------
                                                                      81,197,364
                                                                  --------------
 MEDIA -- 0.59%
  171,858  COMCAST CORP., CLASS A...............................       7,303,965
                                                                  --------------
 MEDICAL PRODUCTS -- 0.66%
  150,275  BAXTER INTERNATIONAL, INC. ..........................       8,189,988
                                                                  --------------

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------
 MINING & METALS -- 1.26%
  228,102  ALCOA, INC. .........................................  $   15,624,987
                                                                  --------------
 MOTOR VEHICLES -- 2.23%
  142,600  BORG WARNER AUTOMOTIVE, INC. ........................       4,563,200
  107,635  DELPHI AUTOMOTIVE SYSTEMS CORP. .....................       1,796,159
  348,000  FORD MOTOR CO. ......................................      14,485,500
   90,200  GENERAL MOTORS CORP. ................................       6,860,838
                                                                  --------------
                                                                      27,705,697
                                                                  --------------
 OIL REFINING -- 0.37%
  233,500  CONOCO, INC. ........................................       4,597,031
                                                                  --------------
 OIL SERVICES -- 0.46%
  150,386  HALLIBURTON CO. .....................................       5,742,865
                                                                  --------------
 OTHER INSURANCE -- 1.38%
  205,032  AMBAC FINANCIAL GROUP INC. ..........................       9,008,594
  255,000  TRAVELERS PROPERTY CASUALTY CORP. ...................       8,064,375
                                                                  --------------
                                                                      17,072,969
                                                                  --------------
 PUBLISHING -- 1.77%
  294,461  KNIGHT RIDDER, INC. .................................      13,802,859
  193,711  NEW YORK TIMES CO., CLASS A..........................       8,184,290
                                                                  --------------
                                                                      21,987,149
                                                                  --------------
 RESTAURANTS -- 0.40%
  230,000  BRINKER INTERNATIONAL INC.*..........................       5,002,500
                                                                  --------------
 SECURITIES & ASSET MANAGEMENT -- 1.70%
  300,000  MORGAN STANLEY DEAN WITTER & CO. ....................      21,131,250
                                                                  --------------
 SEMICONDUCTOR -- 10.40%
  183,678  APPLIED MATERIALS, INC.*.............................      33,601,594
  379,620  ATMEL CORP.*.........................................      18,791,190
  151,979  INTEL CORP. .........................................      17,173,627
  170,000  JDS UNIPHASE CORP.*..................................      44,816,250
  141,287  VITESSE SEMICONDUCTOR CORP.*.........................      14,667,357
                                                                  --------------
                                                                     129,050,018
                                                                  --------------
 SPECIALTY RETAIL -- 2.64%
  221,903  CIRCUIT CITY STORES, INC. ...........................       8,959,334
  260,397  HOME DEPOT, INC. ....................................      15,054,201
  323,000  STAPLES INC.*........................................       8,721,000
                                                                  --------------
                                                                      32,734,535
                                                                  --------------
 TOTAL COMMON STOCKS (COST -- $798,713,642)......................  1,083,587,908
                                                                  --------------

PAINEWEBBER GROWTH AND INCOME FUND

 NUMBER OF
  SHARES                                                              VALUE
 ---------                                                        --------------
 PREFERRED STOCK -- 0.54%
 WIRELESS TELECOMMUNICATIONS -- 0.54%
  122,500  MEDIAONE GROUP INC. (COST -- $5,321,094).............  $    6,683,906
                                                                  --------------

 PRINCIPAL
  AMOUNT                                                              MATURITY INTEREST
   (000)                                                               DATES    RATES
 ---------                                                            -------- --------
 CONVERTIBLE BONDS -- 3.66%
 FINANCIAL SERVICES -- 1.86%
 $16,100  BELL ATLANTIC FINANCIAL SERVICES INC. #...................  09/15/05  4.250%      23,023,000
                                                                                        --------------
 WIRELESS TELECOMMUNICATIONS -- 1.80%

    3,930  ECHOSTAR COMMUNICATIONS CORP. #..........................  01/01/07  4.875        5,447,963
    9,800  NEXTEL COMMUNICATIONS INC. #.............................  01/15/10  5.250       10,902,500
    5,880  NTL INC. #...............................................  12/15/09  5.750        6,027,000
                                                                                        --------------
                                                                                            22,377,463
                                                                                        --------------
 TOTAL CONVERTIBLE BONDS (COST -- $35,587,343)......................                        45,400,463
                                                                                        --------------
 SHORT TERM U.S. GOVERNMENT AGENCY

 OBLIGATION -- 4.01%
   50,000  STUDENT LOAN MARKETING DISCOUNT NOTES (COST --
    $49,789,250)....................................................               03/28/00  5.620@      49,789,250
                                                                                                     --------------
 REPURCHASE AGREEMENTS -- 4.74%

   29,403  REPURCHASE AGREEMENT DATED 2/29/00 WITH SG COWEN
           SECURITIES CORP., COLLATERALIZED BY $23,969,000
             U.S. TREASURY BONDS, 8.750% DUE 5/15/17 (VALUE --
             $29,991,211); PROCEEDS: $29,407,704....................               03/01/00  5.760      29,403,000
   29,403  REPURCHASE AGREEMENT DATED 2/29/00 WITH
             WARBURG DILLON READ L.L.C., COLLATERALIZED
             BY $33,651,000
             U.S. TREASURY BONDS, 5.500% DUE 8/15/28
             (VALUE -- $29,991,454); PROCEEDS: $29,407,704..........               03/01/00   5.70      29,403,000
                                                                                                    --------------
 TOTAL REPURCHASE AGREEMENTS
 (COST -- $58,806,000)..............................................                                    58,806,000
                                                                                                    --------------
 TOTAL INVESTMENTS (COST -- $948,217,329) -- 100.31%................                                 1,244,267,527
 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.31)%...................                                    (3,809,030)
                                                                                                    --------------
 NET ASSETS -- 100.00%..............................................                                $1,240,458,497
                                                                                                    ==============

---------
* NON-INCOME PRODUCING SECURITY.
@ INTEREST RATE REFLECTS YIELD TO MATURITY AT DATE OF PURCHASE.
# SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
  1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
ADR  - AMERICAN DEPOSITARY RECEIPT.
PEPS - PREMIUM EQUITY PARTICIPATING SECURITIES.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PAINEWEBBER MID CAP FUND
PORTFOLIO OF INVESTMENTS

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 COMMON STOCKS -- 94.98%
 AIRLINES -- 0.91%
   50,000  DELTA AIR LINES, INC. .................................  $  2,281,250
                                                                    ------------
 BANKS -- 0.77%
   60,000  UNIONBANCAL CORP. .....................................     1,927,500
                                                                    ------------
 COMPUTER - BUSINESS SERVICES -- 0.68%
    2,700  AVENUE A INC.*.........................................       194,400
    3,000  EBAY INC.*.............................................       430,125
   12,000  GOTO.COM, INC.*(1).....................................       763,500
    2,000  YAHOO! INC.*...........................................       319,375
                                                                    ------------
                                                                       1,707,400
                                                                    ------------
 COMPUTER HARDWARE -- 1.76%
   37,000  EMC CORP.*.............................................     4,403,000
                                                                    ------------
 COMPUTER SOFTWARE -- 15.03%
   15,000  BLUESTONE SOFTWARE INC.*...............................     1,168,125
   75,000  BMC SOFTWARE, INC.*....................................     3,450,000
   15,000  BROADBASE SOFTWARE INC.*...............................     2,271,562
    2,000  C BRIDGE INTERNET SOLUTIONS INC.*......................       105,250
    7,800  CACHEFLOW INC.*........................................       949,650
  156,000  CADENCE DESIGN SYSTEMS INC.*...........................     3,110,250
    3,500  CAMINUS CORP.*.........................................        82,688
   50,000  COMPUWARE CORP.*.......................................     1,106,250
   14,000  E PIPHANY INC.(1)......................................     3,078,250
    4,000  EXTENSITY INC.*........................................       290,000
    1,000  FIREPOND INC.*.........................................        97,437
   50,000  INTUIT*................................................     2,625,000
   80,000  LEGATO SYSTEMS INC.*...................................     2,850,000
   10,000  MARIMBA INC.*..........................................       609,375
   36,000  NEW ERA OF NETWORKS INC.*(1)...........................     3,298,500
   94,000  PEREGRINE SYSTEMS INC.*................................     5,134,750
    6,000  PRICELINE.COM INC.*....................................       335,625
   30,000  SANCHEZ COMPUTER ASSOCIATES INC.*......................     1,455,000
   20,000  SIEBEL SYSTEMS INC.*...................................     2,773,750
   68,000  STERLING SOFTWARE INC.*................................     2,439,500
      600  VIRGINIA LINUX SYSTEMS INC.*(1)........................        63,375
   15,000  XCARE NET INC.*(1).....................................       285,000
                                                                    ------------
                                                                      37,579,337
                                                                    ------------
 CONSUMER DURABLES -- 1.11%
   35,000  BLACK & DECKER CORP.(1)................................     1,152,813
   30,000  WHIRLPOOL CORP. .......................................     1,629,375
                                                                    ------------
                                                                       2,782,188
                                                                    ------------

                                                   FEBRUARY 29, 2000 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 DEFENSE & AEROSPACE -- 1.44%
   75,000  TRW, INC. .............................................  $  3,600,000
                                                                    ------------
 DRUGS & MEDICINE -- 0.65%
   15,000  BIOGEN INC.*...........................................     1,619,063
                                                                    ------------
 ELECTRIC UTILITIES -- 1.03%
   28,000  CALPINE CORP.*.........................................     2,562,000
                                                                    ------------
 ELECTRICAL EQUIPMENT -- 8.31%
   15,800  EPCOS AG*..............................................     2,219,900
   40,000  FLEXTRONICS INTERNATIONAL LTD*(1)......................     2,435,000
   44,000  GEMSTAR GROUP LTD.*....................................     3,338,500
   40,000  JABIL CIRCUIT INC.*(1).................................     2,777,500
  100,000  SCI SYSTEMS INC.*......................................     4,025,000
   25,000  SOLECTRON CORP.*.......................................     1,637,500
   50,000  TERADYNE INC.*.........................................     4,350,000
                                                                    ------------
                                                                      20,783,400
                                                                    ------------
 FINANCIAL SERVICES -- 1.16%
   50,000  COMDISCO INC...........................................     1,921,875
   30,000  T. ROWE PRICE & ASSOCIATES, INC. ......................       988,125
                                                                    ------------
                                                                       2,910,000
                                                                    ------------
 GAS UTILITY -- 0.30%
   20,000  EQUITABLE RESOURCES INC. ..............................       755,000
                                                                    ------------
 INDUSTRIAL PARTS -- 3.24%
   60,000  HELIX TECHNOLOGY CORP. ................................     4,267,500
   48,000  PRI AUTOMATION INC.*(1)................................     3,834,000
                                                                    ------------
                                                                       8,101,500
                                                                    ------------
 INDUSTRIAL SERVICES & SUPPLIES -- 0.36%
   25,000  HERTZ CORP. ...........................................       895,313
                                                                    ------------
 INFORMATION & COMPUTER SERVICES -- 4.95%
    2,700  AKAMAI TECHNOLOGIES INC.*(1)...........................       705,375
   60,000  AMERICA ONLINE INC.*...................................     3,540,000
    7,600  ARIBA INC.*............................................     2,010,200
   15,000  ASK JEEVES INC.*.......................................     1,206,562
   15,000  ASPECT DEVELOPMENT INC.*...............................     2,233,125
    9,000  CAREINSITE INC.*.......................................       612,000
   50,775  FISERV INC.*(1)........................................     1,383,619
      300  LANTE CORP.*...........................................        23,925
   10,500  NEOFORMA.COM INC.*(1)..................................       624,750
    1,500  ONVIA.COM INC. ........................................        31,500
                                                                    ------------
                                                                      12,371,056
                                                                    ------------

PAINEWEBBER MID CAP FUND

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 COMMON STOCKS (CONTINUED)
 LIFE INSURANCE -- 0.60%
   50,000  AXA FINANCIAL, INC. ...................................  $  1,496,875
                                                                    ------------
 MANUFACTURING - GENERAL -- 0.77%
   50,000  METTLER-TOLEDO INTERNATIONAL INC., ADR*................     1,931,250
                                                                    ------------
 MANUFACTURING - HIGH TECHNOLOGY -- 1.79%
   35,000  ASM LITHOGRAPHY HOLDINGS N.V.*.........................     4,484,375
                                                                    ------------
 MEDIA -- 4.30%
   10,600  ADELPHIA COMMUNICATIONS CORP.*.........................       582,338
   35,000  AMFM INC.*.............................................     2,148,125
   25,000  CABLEVISION SYSTEMS CORP.*.............................     1,604,687
   62,400  COMCAST CORP., CLASS A.................................     2,652,000
   46,500  INFINITY BROADCASTING CORP.*...........................     1,485,094
   60,000  PENTON MEDIA INC. .....................................     1,575,000
   15,000  TV GUIDE INC.*.........................................       706,875
                                                                    ------------
                                                                      10,754,119
                                                                    ------------
 MEDICAL PRODUCTS -- 0.08%
    3,000  ASPECT MED SYSTEMS INC.*...............................       197,625
                                                                    ------------
 MEDICAL-BIMEDICAL & GENETICS -- 0.53%
   10,000  DIVERSA CORP.*(1)......................................     1,335,000
                                                                    ------------
 MINING & METALS -- 0.51%
   20,000  REYNOLDS METALS CO. ...................................     1,270,000
                                                                    ------------
 MOTOR VEHICLES -- 1.86%
   50,000  LEAR CORP.*............................................     1,056,250
  110,000  NAVISTAR INTERNATIONAL CORP.*..........................     3,602,500
                                                                    ------------
                                                                       4,658,750
                                                                    ------------
 OIL REFINING -- 1.51%
   30,000  CONOCO, INC. ..........................................       590,625
   20,000  SMITH INTERNATIONAL INC.*..............................     1,253,750
   40,000  TOSCO CORP. ...........................................     1,070,000
   40,000  USX-MARATHON GROUP.....................................       865,000
                                                                    ------------
                                                                       3,779,375
                                                                    ------------
 OIL SERVICES -- 2.81%
   40,000  COOPER CAMERON CORP.*..................................     2,210,000
  100,000  ENSCO INTERNATIONAL INC.(1)............................     3,025,000
   40,000  EVI WEATHERFORD INC.*(1)...............................     1,800,000
                                                                    ------------
                                                                       7,035,000
                                                                    ------------

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 OTHER INSURANCE -- 0.56%
  32,000   AMBAC FINANCIAL GROUP, INC. ...........................  $  1,406,000
                                                                    ------------
 SECURITIES & ASSET MANAGEMENT -- 1.72%
  30,000   DLJ DIRECT INC.*(1)....................................     1,303,125
  20,000   LEHMAN BROTHERS HOLDINGS, INC. ........................     1,450,000
  15,000   MERRILL LYNCH & COMPANY, INC. .........................     1,537,500
                                                                    ------------
                                                                       4,290,625
                                                                    ------------
 SEMICONDUCTOR -- 23.76%
   5,000   ALPHA INDUSTRIES, INC.*................................       725,938
  15,000   ALTERA CORP.*..........................................     1,196,250
   5,000   APPLIED MICRO CIRCUITS CORP.*..........................     1,375,312
  70,000   ATMEL CORP.*...........................................     3,465,000
  35,000   CHARTERED SEMICONDUCTOR MANUFACTURING*.................     3,088,750
   7,000   DII GROUP, INC. *......................................       676,813
  83,500   FAIRCHILD SEMICONDUCTOR
            INTERNATIONA, INC.*...................................     3,152,125
     500   INTERSIL HOLDING CORP.*................................        29,688
  65,000   JDS UNIPHASE CORP.*....................................    17,135,625
  32,500   LAM RESEARCH CORP.*....................................     5,074,062
  82,600   MAXIM INTEGRATED PRODUCTIONS INC.*.....................     5,518,712
  20,000   MKS INSTRUMENTS INC.*..................................       910,000
  60,000   NOVELLUS SYSTEMS INC.*.................................     3,558,750
  10,000   QLOGIC CORP.*..........................................     1,560,000
  18,000   RF MICRO DEVICES INC.*.................................     2,489,625
  16,000   SDL INC.*..............................................     6,560,000
  27,700   VITESSE SEMICONDUCTOR CORP.*...........................     2,875,606
                                                                    ------------
                                                                      59,392,256
                                                                    ------------
 SPECIALTY RETAIL -- 1.02%
  35,000   BED, BATH & BEYOND INC.*...............................       993,125
     600   FREEMARKETS INC.*......................................       104,513
  20,000   LOWE'S COMPANIES INC. .................................       952,500
   6,500   SCIQUEST.COM INC.*.....................................       486,687
                                                                    ------------
                                                                       2,536,825
                                                                    ------------
 TELECOMMUNICATIONS -- 11.46%
  65,000   ADVANCED FIBRE COMMUNICATIONS*(1)......................     4,428,125
  60,000   ASPECT COMMUNICATIONS INC.*............................     3,866,250
   4,300   AVANEX CORP.*..........................................       896,012
  23,500   CARRIER 1 INTERNATIONAL S.A.*..........................       762,281
   2,000   CHOICE ONE COMMUNICATIONS INC.*........................       120,000
  20,000   CIENA CORP.*...........................................     3,196,250
  23,000   COMVERSE TECHNOLOGY, INC.*(1)..........................     4,528,125
   3,750   COVAD COMMUNICATIONS GROUP INC.*.......................       338,438
  13,000   FOUNDRY NETWORKS INC.*(1)..............................     1,815,937
  32,749   GLOBAL CROSSING LTD.*..................................     1,526,922
  25,000   GLOBAL TELESYSTEMS GROUP INC. .........................       625,000
  20,000   INET TECHNOLOGIES INC.*................................       867,500

PAINEWEBBER MID CAP FUND

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 COMMON STOCKS (CONCLUDED)
 TELECOMMUNICATIONS (CONCLUDED)
  20,250   MCI WORLDCOM, INC.*....................................  $    903,656
  10,000   NORTHPOINT COMMUNICATIONS HOLDING*(1)..................       226,875
  80,000   P-COM INC.*............................................     1,460,000
   2,000   REDBACK NETWORKS INC.*.................................       597,000
  10,000   RHYTHMS NETCONNECTIONS INC.*...........................       356,875
  14,400   SYCAMORE NETWORK INC.*(1)..............................     2,131,200
                                                                    ------------
                                                                      28,646,446
                                                                    ------------
 TOTAL COMMON STOCKS (COST -- $126,557,735)........................  237,492,528
                                                                    ------------

 PRINCIPAL
  AMOUNT                                   MATURITY    INTEREST
   (000)                                    DATES        RATES
 ---------                               ------------ -----------

 SHORT TERM U.S. GOVERNMENT AGENCY
 OBLIGATION -- 1.99%
  $5,000   STUDENT LOAN MARKETING
            ASSOCIATION DISCOUNT NOTE
            (COST -- $4,978,145)......     03/29/00      5.620%@  $  4,978,145
                                                                  ------------
 REPURCHASE AGREEMENTS -- 5.03%
   6,000   REPURCHASE AGREEMENT DATED
            02/29/00 WITH DRESDNER
            BANK, COLLATERALIZED BY
            $6,199,000 U.S. TREASURY
            NOTES, 4.500% DUE 01/31/01
            (VALUE -- $6,120,893);
            PROCEEDS: $6,000,958......     03/01/00      5.750       6,000,000
   6,560   REPURCHASE AGREEMENT DATED
            02/29/00 WITH STATE STREET
            BANK AND TRUST COMPANY,
            COLLATERALIZED BY
            $5,680,000 U.S. TREASURY
            BONDS, 8.125% DUE 08/15/19
            (VALUE -- $6,695,300);
            PROCEEDS: $6,561,048 .....     03/01/00      5.750       6,560,000
                                                                  ------------
 TOTAL REPURCHASE AGREEMENTS (COST --
  $12,560,000).........................                             12,560,000
                                                                  ------------
 TOTAL INVESTMENTS (COST --
  $144,095,880) -- 102.00%.............                            255,030,673
 LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (2.00)%.....................                             (4,993,510)
                                                                  ------------
 NET ASSETS -- 100.00%.................                           $250,037,163
                                                                  ============

---------
* NON-INCOME PRODUCING SECURITY.
@ INTEREST RATE REFLECTS YIELD TO MATURITY AT DATE OF PURCHASE.
(1) SECURITY, OR PORTION THEREOF, WAS ON LOAN AT FEBRUARY 29, 2000. ADR AMERICAN DEPOSITARY RECEIPT.


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PAINEWEBBER GROWTH FUND
PORTFOLIO OF INVESTMENTS

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 COMMON STOCKS -- 91.33%
 AIRLINES -- 0.43%
   80,000  CONTINENTAL AIRLINES, INC.*(1).........................  $  2,530,000
                                                                    ------------
 ALCOHOL -- 0.38%
   35,000  ANHEUSER-BUSCH COMPANIES, INC..........................     2,244,375
                                                                    ------------
 APPAREL, RETAIL -- 0.33%
   40,000  GAP, INC...............................................     1,932,500
                                                                    ------------
 APPAREL, TEXTILES -- 0.36%
   75,000  NIKE, INC..............................................     2,132,813
                                                                    ------------
 BANKS -- 0.91%
   40,000  CHASE MANHATTAN CORP...................................     3,185,000
   55,000  FIRSTAR CORP...........................................       979,688
   35,000  WELLS FARGO & CO. .....................................     1,157,187
                                                                    ------------
                                                                       5,321,875
                                                                    ------------
 CHEMICALS -- 0.68%
   80,000  SEALED AIR CORP.*......................................     3,975,000
                                                                    ------------
 COMPUTER-BUSINESS SERVICES -- 1.39%
   60,000  CMG INFORMATION SERVICES, INC.*(1).....................     7,773,750
    6,000  PRICELINE.COM INC.*....................................       335,625
                                                                    ------------
                                                                       8,109,375
                                                                    ------------
 COMPUTER HARDWARE -- 15.45%
   54,000  APPLE COMPUTER, INC.*(1)...............................     6,189,750
  180,000  CISCO SYSTEMS, INC.*...................................    23,793,750
  280,000  DELL COMPUTER CORP.*...................................    11,427,500
  166,000  EMC CORP.*(1)..........................................    19,754,000
   70,000  NETWORK APPLIANCE, INC.*...............................    13,212,500
  168,000  SUN MICROSYSTEMS, INC.*(1).............................    16,002,000
                                                                    ------------
                                                                      90,379,500
                                                                    ------------
 COMPUTER SOFTWARE -- 3.53%
  120,000  BMC SOFTWARE, INC.*(1).................................     5,520,000
  100,000  CADENCE DESIGN SYSTEMS, INC.*..........................     1,993,750
   72,000  COMPUWARE CORP.*.......................................     1,593,000
   40,000  IBM CORP. .............................................     4,080,000
   50,000  INTUIT.................................................     2,625,000
   54,000  MICROSOFT CORP.*.......................................     4,826,250
                                                                    ------------
                                                                      20,638,000
                                                                    ------------
 CONSUMER DURABLES -- 0.88%
   70,000  AVERY DENNISON CORP. ..................................     4,248,125
   50,000  MASCO CORP. ...........................................       893,750
                                                                    ------------
                                                                       5,141,875
                                                                    ------------

                                                   FEBRUARY 29, 2000 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 DIVERSIFIED RETAIL -- 3.61%
  160,000  COSTCO COMPANIES, INC.*................................  $  7,940,000
   50,000  FEDERATED DEPARTMENT STORES, INC.*.....................     1,834,375
   40,000  KOHL'S CORP.*..........................................     3,032,500
   50,000  TARGET CORP.*..........................................     2,950,000
  110,000  WAL-MART STORES, INC. .................................     5,355,625
                                                                    ------------
                                                                      21,112,500
                                                                    ------------
 DRUGS & MEDICINE -- 3.11%
   33,758  AVENTIS CORP.(1).......................................     1,755,416
   49,312  CARDINAL HEALTH, INC. .................................     2,034,120
   90,000  ELAN CORP. PLC, ADR*(1)................................     3,701,250
   14,000  GENETECH, INC.*........................................     2,700,250
   65,000  PHARMACYCLICS, INC.*(1)................................     5,187,812
   80,000  SCHERING-PLOUGH CORP.*.................................     2,790,000
                                                                    ------------
                                                                      18,168,848
                                                                    ------------
 ELECTRICAL EQUIPMENT -- 7.56%
   14,400  CORNING, INC. .........................................     2,707,200
   37,000  JABIL CIRCUIT, INC.*...................................     2,569,187
   34,000  KLA-TENCOR CORP.*(1)...................................     2,649,875
  110,000  LEVEL 3 COMMUNICATIONS, INC.(1)........................    12,526,250
   28,000  LUCENT TECHNOLOGIES, INC. .............................     1,666,000
   25,000  MOTOROLA, INC. ........................................     4,262,500
  100,000  SCI SYSTEMS, INC.*.....................................     4,025,000
   70,000  TELLABS, INC.*(1)......................................     3,360,000
  120,000  TERADYNE, INC.*........................................    10,440,000
                                                                    ------------
                                                                      44,206,012
                                                                    ------------
 ENERGY RESERVES & PRODUCTION -- 0.70%
   54,403  EXXON MOBIL CORP. .....................................     4,097,226
                                                                    ------------
 ENTERTAINMENT -- 4.70%
  125,000  CARNIVAL CORP.(1)......................................     3,601,562
  200,000  CINAR FILMS, INC.*.....................................     4,125,000
  240,000  LIBERTY MEDIA GROUP....................................    12,540,000
  130,000  VIACOM, INC.*..........................................     7,247,500
                                                                    ------------
                                                                      27,514,062
                                                                    ------------
 ENVIRONMENTAL SERVICES -- 0.56%
  303,300  REPUBLIC SERVICES, INC.*...............................     3,298,388
                                                                    ------------
 FINANCIAL SERVICES -- 1.91%
   54,000  CITIGROUP, INC. .......................................     2,791,125
   80,000  FEDERAL HOME LOAN MORTGAGE CORP. ......................     3,340,000
   50,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION..................     2,650,000
  105,000  MBNA CORP. ............................................     2,388,750
                                                                    ------------
                                                                      11,169,875
                                                                    ------------

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 COMMON STOCKS (CONTINUED)
 FOOD RETAIL -- 0.66%
  100,000  SAFEWAY, INC.*........................................   $  3,856,250
                                                                    ------------
 FOREST PRODUCTS, PAPER -- 0.53%
   60,000  WEYERHAEUSER CO. .....................................      3,078,750
                                                                    ------------
 HOUSEHOLD PRODUCTS -- 0.18%
   24,000  ESTEE LAUDER, INC.(1).................................      1,041,000
                                                                    ------------
 INDUSTRIAL PARTS -- 0.89%
   45,000  INGERSOLL RAND CO. ...................................      1,724,063
   90,000  METTLER TOLEDO INTERNATIONAL, INC.*...................      3,476,250
                                                                    ------------
                                                                       5,200,313
                                                                    ------------
 INDUSTRIAL SERVICES & SUPPLIES -- 1.41%
   49,904  CAPESUCCESS LLC*......................................         16,932
   50,500  CENDANT CORP.*........................................        899,531
   13,056  IMMEDIENT CORP.*......................................          4,308
  192,532  TYCO INTERNATIONAL LTD., ADR..........................      7,304,183
                                                                    ------------
                                                                       8,224,954
                                                                    ------------
 INFORMATION & COMPUTER SERVICES -- 5.45%
  145,000  AMERICA ONLINE, INC.*.................................      8,555,000
   30,000  COMPUTER SCIENCES CORP.*..............................      2,364,375
   18,600  EQUANT CORP.(1).......................................      2,078,550
   15,000  MEDIA METRIX, INC.(1).................................        526,875
   40,000  OMNICOM GROUP, INC. ..................................      3,767,500
  150,000  PAYCHEX, INC.(1)......................................      7,509,375
   73,200  VALASSIS COMMUNICATIONS, INC.*........................      2,026,725
  100,000  YOUNG & RUBICAM, INC.*(1).............................      5,050,000
                                                                    ------------
                                                                      31,878,400
                                                                    ------------
 LIFE INSURANCE -- 0.76%
  110,000  AXA FINANCIAL, INC. ..................................      3,293,125
   50,000  NATIONWIDE FINANCIAL SERVICES, INC.*..................      1,153,125
                                                                    ------------
                                                                       4,446,250
                                                                    ------------
 LONG DISTANCE & PHONE COMPANIES -- 4.53%
  192,695  AT&T CORP. ...........................................      9,526,359
   35,000  FRANCE TELECOM, ADR...................................      5,757,500
  217,500  MCI WORLDCOM, INC.*...................................      9,705,938
   40,000  SBC COMMUNICATIONS, INC. .............................      1,520,000
                                                                    ------------
                                                                      26,509,797
                                                                    ------------
 MANUFACTURING - GENERAL -- 0.52%
   60,000  UNITED TECHNOLOGIES CORP. ............................      3,056,250
                                                                    ------------
 MANUFACTURING - HIGH TECHNOLOGY -- 0.44%
   20,000  ASM LITHOGRAPHY HOLDINGS N.V.*(1).....................      2,562,500
                                                                    ------------

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 MEDIA -- 7.58%
   55,743  AMFM, INC. ...........................................   $  3,421,227
   25,000  CABLEVISION SYSTEMS CORP.*............................      1,604,687
  160,000  COMCAST CORP.(1)......................................      6,800,000
   90,000  FOX ENTERTAINMENT GROUP, INC.*........................      2,368,125
  291,250  INFINITY BROADCASTING CORP.*(1).......................      9,301,797
   40,000  MEDIAONE GROUP, INC.*.................................      3,140,000
  155,000  TIME WARNER, INC. ....................................     13,252,500
  200,000  USA NETWORKS, INC.*(1)................................      4,487,500
                                                                    ------------
                                                                      44,375,836
                                                                    ------------
 MEDICAL PRODUCTS -- 0.58%
   50,000  GUIDANT CORP.*(1).....................................      3,368,750
                                                                    ------------
 OIL REFINING -- 0.64%
  190,000  CONOCO, INC. .........................................      3,740,625
                                                                    ------------
 OIL SERVICES -- 0.64%
   50,000  HALLIBURTON CO. ......................................      1,909,375
   25,000  SCHLUMBERGER LTD. ....................................      1,846,875
                                                                    ------------
                                                                       3,756,250
                                                                    ------------
 OTHER INSURANCE -- 0.26%
   35,000  AMBAC FINANCIAL GROUP INC. ...........................      1,537,813
                                                                    ------------
 PUBLISHING -- 1.16%
   62,000  NEW YORK TIMES CO. ...................................      2,619,500
   83,000  NEWS CORP. LTD., ADR(1)...............................      4,175,937
                                                                    ------------
                                                                       6,795,437
                                                                    ------------
 RESTAURANTS -- 0.27%
   50,000  MCDONALDS CORP. ......................................      1,578,125
                                                                    ------------
 SECURITIES & ASSET MANAGEMENT -- 0.59%
   50,000  CHARLES SCHWAB CORP. .................................      2,090,625
   50,000  FRANKLIN RESOURCES, INC. .............................      1,359,375
                                                                    ------------
                                                                       3,450,000
                                                                    ------------
 SEMICONDUCTOR -- 10.05%
   30,000  ALTERA CORP.*.........................................      2,392,500
   30,000  APPLIED MATERIALS, INC.*..............................      5,488,125
   40,000  BROADCOM CORP.(1).....................................      7,895,000
   67,500  FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC. ..........      2,548,125
   30,000  INTEL CORP. ..........................................      3,390,000
  110,000  JDS UNIPHASE CORP.*...................................     28,998,750
   20,000  TEXAS INSTRUMENTS, INC. ..............................      3,330,000
   60,000  XILINX, INC.*.........................................      4,785,000
                                                                    ------------
                                                                      58,827,500
                                                                    ------------

PAINEWEBBER GROWTH FUND

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 COMMON STOCKS (CONCLUDED)
 SPECIALTY RETAIL -- 6.21%
  150,000  AUTONATION, INC.*(1)..................................   $  1,134,375
   80,000  BED, BATH & BEYOND, INC.*.............................      2,270,000
   75,000  CIRCUIT CITY STORES, INC. ............................      3,028,125
  210,000  HOME DEPOT, INC. .....................................     12,140,625
   58,500  LOWE'S COMPANIES, INC. ...............................      2,786,062
  270,000  STAPLES, INC.*........................................      7,290,000
  120,000  TIFFANY & CO.*........................................      7,702,500
                                                                    ------------
                                                                      36,351,687
                                                                    ------------

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

 TELECOMMUNICATIONS -- 1.12%
  13,800   COVAD COMMUNICATIONS GROUP, INC.*.....................   $  1,245,450
  67,135   GLOBAL CROSSING LTD.*.................................      3,130,169
  10,800   GLOBAL TELESYSTEMS GROUP, INC. .......................        270,000
  25,700   NORTHPOINT COMMUNICATIONS GROUP, INC*(1)..............        583,069
  13,800   RHYTHMS NETCONNECTIONS, INC.*.........................        492,488
  18,500   WILLIAMS COMMUNICATIONS GROUP*(1).....................        823,250
                                                                    ------------
                                                                       6,544,426
                                                                    ------------
 WIRELESS TELECOMMUNICATIONS -- 0.37%
  37,500   VODAFONE GROUP PLC(1).................................      2,163,281
                                                                    ------------
 TOTAL COMMON STOCKS (COST -- $238,371,834).......................   534,316,418
                                                                    ------------

 PRINCIPAL
  AMOUNT                                 MATURITY      INTEREST
   (000)                                  DATES         RATES
 ---------                            -------------- ------------

 U.S. GOVERNMENT AGENCY
 OBLIGATION -- 5.11%
  $30,000  FEDERAL HOME LOAN BANK
            MORTGAGE CORP. DISCOUNT
            NOTES (COST --
             $29,901,650)..........      3/22/00        5.620%@     29,901,650
                                                                  ------------
 REPURCHASE AGREEMENTS -- 5.60%
   16,376  REPURCHASE AGREEMENT
            DATED 02/29/00 WITH
            STATE STREET BANK,
            COLLATERALIZED BY
            $14,175,000 U.S.
            TREASURY BONDS, 8.250%
            DUE 08/15/19 (VALUE --
             $16,708,781);
            PROCEEDS: $16,378,616..      03/01/00       5.750       16,376,000
   16,376  REPURCHASE AGREEMENT
            DATED 02/29/00 WITH
            ZIONS BANCORP,
            COLLATERALIZED BY
            $16,865,000 U.S.
            TREASURY BILLS, 5.370%
            DUE 04/27/00 (VALUE --
             $16,706,469);
            PROCEEDS: $16,378,616..      03/01/00       5.750       16,376,000
                                                                  ------------
 TOTAL REPURCHASE AGREEMENTS
 (COST -- $32,752,000)..............                                32,752,000
                                                                  ------------
 TOTAL INVESTMENTS (COST --
  $301,025,484) -- 102.04%..........                               596,970,068
 LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (2.04)%..................                               (11,929,412)
                                                                  ------------
 NET ASSETS -- 100.00%..............                              $585,040,656
                                                                  ============

---------
*NON-INCOME PRODUCING SECURITY.
ADRAMERICAN DEPOSITARY RECEIPT.
@INTEREST RATES REFLECT YIELD TO MATURITY AT DATE OF PURCHASE.
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT FEBRUARY 29, 2000.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PAINEWEBBER
STATEMENTS OF ASSETS AND LIABILITIES               FEBRUARY 29, 2000 (UNAUDITED)

                                          GROWTH
                                        AND INCOME     MID CAP        GROWTH
                                           FUND          FUND          FUND
                                      -------------- ------------  ------------
ASSETS
INVESTMENTS IN SECURITIES, AT VALUE
 (COST -- $948,217,329, $144,095,880
 AND $301,025,484, RESPECTIVELY)....  $1,244,267,527 $255,030,673  $596,970,068
INVESTMENTS OF CASH COLLATERAL
 RECEIVED FOR SECURITIES LOANED, AT
 VALUE (COST -- $0, $30,992,500, AND
 $89,327,150, RESPECTIVELY).........        --         30,992,500    89,327,150
CASH................................             985          686           375
RECEIVABLE FOR INVESTMENTS SOLD.....      11,698,081      137,683    10,101,585
RECEIVABLE FOR SHARES OF BENEFICIAL
 INTEREST SOLD......................         100,405      535,982       564,986
DIVIDENDS AND INTEREST RECEIVABLE...       1,968,723       61,401       187,984
OTHER ASSETS........................         248,550       14,867       141,853
                                      -------------- ------------  ------------
TOTAL ASSETS........................   1,258,284,271  286,773,792   697,294,001
                                      -------------- ------------  ------------
LIABILITIES
PAYABLE FOR INVESTMENTS PURCHASED...      12,693,370    4,727,826    21,043,104
COLLATERAL FOR SECURITIES LOANED....        --         30,992,500    89,327,150
PAYABLE TO AFFILIATES...............       1,173,203      259,764       516,143
PAYABLE FOR SHARES OF BENEFICIAL
 INTEREST REPURCHASED...............       3,948,085      562,955     1,293,783
ACCRUED EXPENSES AND OTHER
 LIABILITIES........................          11,116      193,584        73,165
                                      -------------- ------------  ------------
TOTAL LIABILITIES...................      17,825,774   36,736,629   112,253,345
                                      -------------- ------------  ------------
NET ASSETS
BENEFICIAL INTEREST -- $0.001 PAR
 VALUE (UNLIMITED NUMBER
 AUTHORIZED)........................     853,831,097  120,149,917   280,214,996
ACCUMULATED UNDISTRIBUTED NET
 INVESTMENT INCOME (LOSS)...........         554,947   (1,038,866)   (1,134,143)
ACCUMULATED NET REALIZED GAINS FROM
 INVESTMENT TRANSACTIONS............      90,022,255   19,991,319    10,015,219
NET UNREALIZED APPRECIATION OF
 INVESTMENTS........................     296,050,198  110,934,793   295,944,584
                                      -------------- ------------  ------------
NET ASSETS..........................  $1,240,458,497 $250,037,163  $585,040,656
                                      ============== ============  ============
CLASS A:
NET ASSETS..........................  $  797,264,273 $181,925,715  $424,960,629
                                      -------------- ------------  ------------
SHARES OUTSTANDING..................      24,612,662   10,868,220    13,084,149
                                      -------------- ------------  ------------
NET ASSET VALUE AND REDEMPTION VALUE
 PER SHARE..........................          $32.39       $16.74        $32.48
                                              ======       ======        ======
MAXIMUM OFFERING PRICE PER SHARE
 (NET ASSET VALUE PLUS SALES CHARGE
 OF 4.50% OF OFFERING PRICE)........          $33.92       $17.53        $34.01
                                              ======       ======        ======
CLASS B:
NET ASSETS..........................  $  250,230,640 $ 40,281,779  $ 68,095,887
                                      -------------- ------------  ------------
SHARES OUTSTANDING..................       7,843,971    2,438,093     2,346,368
                                      -------------- ------------  ------------
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE..........................          $31.90       $16.52        $29.02
                                              ======       ======        ======
CLASS C:
NET ASSETS..........................  $  141,006,861 $ 27,093,621  $ 49,058,166
                                      -------------- ------------  ------------
SHARES OUTSTANDING..................       4,411,188    1,826,443     1,667,862
                                      -------------- ------------  ------------
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE..........................          $31.97       $14.83        $29.41
                                              ======       ======        ======
CLASS Y:
NET ASSETS..........................  $   51,956,723 $    736,048  $ 42,925,974
                                      -------------- ------------  ------------
SHARES OUTSTANDING..................       1,599,646       43,788     1,271,436
                                      -------------- ------------  ------------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION VALUE PER SHARE.........          $32.48       $16.81        $33.76
                                              ======       ======        ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER
STATEMENT OF OPERATIONS

                                              FOR THE SIX MONTHS ENDED
                                           FEBRUARY 29, 2000 (UNAUDITED)
                                       ----------------------------------------
                                          GROWTH
                                        AND INCOME     MID CAP        GROWTH
                                           FUND          FUND          FUND
                                       ------------  ------------  ------------
INVESTMENT INCOME:
DIVIDENDS (NET OF FOREIGN WITHHOLDING
 TAX OF $0, $0 AND $1,806,
 RESPECTIVELY).......................  $  6,395,022  $    322,245  $    802,739
INTEREST.............................     3,266,845       264,381     1,361,045
                                       ------------  ------------  ------------
                                          9,661,867       586,626     2,163,784
                                       ------------  ------------  ------------
EXPENSES:
INVESTMENT ADVISORY AND
 ADMINISTRATION......................     4,607,556       926,318     1,912,280
SERVICE FEES -- CLASS A..............     1,035,435       167,950       417,005
SERVICE AND DISTRIBUTION FEES --
  CLASS B............................     1,377,146       150,990       345,245
SERVICE AND DISTRIBUTION FEES --
  CLASS C............................       773,049       101,226       192,759
CUSTODY AND ACCOUNTING...............       455,095        55,312       152,005
TRANSFER AGENCY AND SERVICE FEES.....       429,934        97,060       169,229
REPORTS AND NOTICES TO SHAREHOLDERS..       108,300        41,852        41,022
FEDERAL AND SATE REGISTRATION........        67,518        22,704        27,020
LEGAL AND AUDIT......................        54,280        52,017        42,876
TRUSTEES' FEES.......................         6,750         6,750         6,750
OTHER EXPENSES.......................       190,627         8,774         7,241
                                       ------------  ------------  ------------
                                          9,105,690     1,630,953     3,313,432
LESS: FEE WAIVERS FROM ADVISER.......       --             (5,461)      (15,505)
                                       ------------  ------------  ------------
NET EXPENSES.........................     9,105,690     1,625,492     3,297,927
                                       ------------  ------------  ------------
NET INVESTMENT INCOME (LOSS).........       556,177    (1,038,866)   (1,134,143)
                                       ------------  ------------  ------------
REALIZED AND UNREALIZED GAINS
 (LOSSES) FROM INVESTMENT ACTIVITIES:
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS........................    90,313,394    20,518,942    10,018,284
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF
 INVESTMENTS.........................   (26,843,482)   81,173,123   119,543,212
                                       ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAINS
 FROM INVESTMENT TRANSACTIONS........    63,469,912   101,692,065   129,561,496
                                       ------------  ------------  ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................  $ 64,026,089  $100,653,199  $128,427,353
                                       ============  ============  ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                MONTHS ENDED     FOR THE YEAR
                                              FEBRUARY 29, 2000      ENDED
                                                 (UNAUDITED)    AUGUST 31, 1999
                                              ----------------- ---------------
FROM OPERATIONS:
NET INVESTMENT INCOME........................  $      556,177   $    2,029,536
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS................................      90,313,394       50,934,437
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS....     (26,843,482)     268,667,623
                                               --------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................      64,026,089      321,631,596
                                               --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
NET INVESTMENT INCOME -- CLASS A.............        (282,013)      (2,152,840)
NET INVESTMENT INCOME -- CLASS Y.............         (36,002)        (274,465)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS A.....................     (31,968,129)     (45,342,437)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS B.....................     (10,629,639)     (21,458,879)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS C.....................      (5,950,335)      (9,905,709)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS Y.....................      (2,116,131)      (4,000,922)
                                               --------------   --------------
TOTAL DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS................................     (50,982,249)     (83,135,252)
                                               --------------   --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........      66,678,302      412,392,338
COST OF SHARES REPURCHASED...................    (268,936,636)    (585,691,639)
PROCEEDS FROM DIVIDENDS REINVESTED...........      47,648,532       78,095,718
                                               --------------   --------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL
 INTEREST TRANSACTIONS.......................    (154,609,802)     (95,203,583)
                                               --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS........    (141,565,962)     143,292,761
NET ASSETS:
BEGINNING OF PERIOD..........................   1,382,024,459    1,238,731,698
                                               --------------   --------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET
 INVESTMENT INCOME OF $554,947 AND $316,785,
 RESPECTIVELY)...............................  $1,240,458,497   $1,382,024,459
                                               ==============   ==============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER MID CAP FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                MONTHS ENDED     FOR THE YEAR
                                              FEBRUARY 29, 2000      ENDED
                                                 (UNAUDITED)    AUGUST 31, 1999
                                              ----------------- ---------------
FROM OPERATIONS:
NET INVESTMENT LOSS..........................   $ (1,038,866)    $  (1,700,945)
NET REALIZED GAINS FROM INVESTMENTS
 TRANSACTIONS................................     20,518,942        12,767,655
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS....     81,173,123        52,006,931
                                                ------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................    100,653,199        63,073,641
                                                ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS A.....................     (9,495,627)       (7,165,732)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS B.....................     (2,079,691)       (3,684,717)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS C.....................     (1,631,919)       (1,501,190)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS Y.....................        (33,440)           (6,732)
                                                ------------     -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS..........    (13,240,677)      (12,358,371)
                                                ------------     -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES.........     77,177,220       103,937,783
COST OF SHARES REPURCHASED...................    (85,241,471)     (170,753,908)
PROCEEDS FROM DIVIDENDS REINVESTED...........     12,602,121        11,619,786
                                                ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 BENEFICIAL INTEREST TRANSACTION.............      4,537,870       (55,196,339)
                                                ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS........     91,950,392        (4,481,069)
NET ASSETS:
BEGINNING OF PERIOD..........................    158,086,771       162,567,840
                                                ------------     -------------
END OF PERIOD................................   $250,037,163     $ 158,086,771
                                                ============     =============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE SIX
                                                MONTHS ENDED     FOR THE YEAR
                                              FEBRUARY 29, 2000      ENDED
                                                 (UNAUDITED)    AUGUST 31, 1999
                                              ----------------- ---------------
FROM OPERATIONS:
NET INVESTMENT LOSS..........................   $  (1,134,143)   $  (2,591,118)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS................................      10,018,284       38,329,110
NET CHANGE IN UNREALIZED
 APPRECIATION/DEPRECIATION OF INVESTMENTS....     119,543,212      103,470,683
                                                -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................     128,427,353      139,208,675
                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS A.....................     (23,651,246)     (19,967,578)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS B.....................      (4,422,756)      (7,360,795)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS C.....................      (2,923,743)      (2,428,166)
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS -- CLASS Y.....................      (2,260,339)      (2,076,520)
                                                -------------    -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS..........     (33,258,084)     (31,833,059)
                                                -------------    -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM SALE OF SHARES.............     109,231,927      150,769,416
COST OF SHARES REPURCHASED...................    (101,209,293)    (157,148,972)
PROCEEDS FROM DIVIDENDS REINVESTED...........      31,190,900       30,161,764
                                                -------------    -------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL
 INTEREST TRANSACTIONS.......................      39,213,534       23,782,208
                                                -------------    -------------
NET INCREASE IN NET ASSETS...................     134,362,803      131,157,824
NET ASSETS:
BEGINNING OF PERIOD..........................     450,657,853      319,500,029
                                                -------------    -------------
END OF PERIOD................................   $ 585,040,656    $ 450,657,853
                                                =============    =============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Growth and Income Fund ("Growth and Income Fund"), PaineWebber Mid Cap Fund ("Mid Cap Fund") and PaineWebber Growth Fund ("Growth Fund") (collectively, the "Funds") are diversified series of PaineWebber America Fund, PaineWebber Managed Assets Trust and PaineWebber Olympus Fund (the "Trusts"), respectively. The Trusts were organized under separate Declarations of Trust and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end investment companies.
 Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--The Funds calculate net asset values based on the current market value for its portfolio securities. The Funds normally obtain market values for the securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on com-parable securities. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are val-ued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorpo-rated ("PaineWebber"), and investment adviser and administrator of the Funds. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair market value as determined in good faith by or under the direction of each Trust's board of trustee's (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless each Trust's board determines that this does not represent fair value.
 Repurchase Agreements--Each Fund's custodian takes possession of the collat-eral pledged for investments in repurchase agreements. The underlying collat-eral is valued daily on a mark-to-market basis to ensure that the value includ-ing accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liqui-date the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other parts to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint re-purchase agreement transactions with other funds managed by Mitchell Hutchins.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated using the identified cost method. Interest income is re-corded

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) on an accrual basis. Dividend income is recorded on the ex-dividend date. Dis-counts are accreted and premiums are amortized as adjustments to interest in-come and identified cost of investments.
 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.
 Option Writing--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. There were no options written for the Funds during the six months ended February 29, 2000.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
INVESTMENT ADVISER AND ADMINISTRATOR
 Each Trust's board has approved an Investment Advisory and Administration Con-tract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accor-dance with the Advisory Contracts, Growth and Income Fund, Mid Cap Fund and Growth Fund pay Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70%, 1.00% and 0.75%, respectively, of each Funds' average daily net assets. At Feb-ruary 29, 2000, Growth and Income Fund, Mid Cap Fund and Growth Fund owed Mitchell Hutchins $694,059, $177,208 and $335,884, respectively, in investment advisory and administration fees. Mitchell Hutchins waived a portion of its in-vestment advisory and administration fees in connection with the Mid Cap Fund's and Growth Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended Feb-ruary 29, 2000, Mitchell Hutchins waived $5,461 and $15,505, respectively.
 For the six months ended February 29, 2000, Growth and Income Fund, Mid Cap Fund and Growth Fund paid $45,345, $7,800, and $7,260, respectively, in broker-age commissions to PaineWebber for transactions executed on behalf of the Funds.
SERVICING AGREEMENT
 The board of Growth and Income Fund and Growth Fund have approved a Servicing Agreement ("Servicing Agreement") with Mitchell Hutchins and the Mitchell Hutchins Portfolios (comprising, respectively, the Aggressive Portfolio, Moder-ate Portfolio and the Conservative Portfolio) (each a "Portfolio") pursuant to an exemptive order from the Securities and Exchange Commission that permits the Funds to reimburse each Portfolio for certain expenses to the extent a Fund re-alizes

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) savings from each Portfolio. The savings to a Fund result from the elimination of separate shareholder accounts for each Portfolio's investors, who otherwise might invest directly in the Fund. For the six months ended February 29, 2000, the Growth and Income Fund and Growth Fund incurred $6,365 and $5,597, respec-tively, under the Servicing Agreement, which is included in other expenses on the Statement of Operations. At February 29, 2000, Growth and Income Fund and Growth Fund owed the Portfolios $6,365 and $5,597, respectively, under the Ser-vicing Agreement. On March 28, 2000 the Portfolios will be liquidated: there will be no reimbursements from that date on.
DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at the an-nual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At February 29, 2000, Growth and Income Fund, Mid Cap Fund and Growth Fund owed Mitchell Hutchins $472,779, $79,829 and $171,252, respectively, in service and distribu-tion fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the six months ended February 29, 2000, it earned $742,020, $18,660 and $160,777 in sales charges for the Growth and Income Fund, Mid Cap Fund and Growth Fund, respectively. SECURITY LENDING
 Each Fund may lend securities up to 33 1/2% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government se-curities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accord-ingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in re-covery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in inter-est income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the bor-rower plus reasonable administrative and custody fees. For the six months ended February 29, 2000, the Growth and Income Fund, Mid Cap Fund and Growth Fund, earned $2,507, $48,763 and $91,196, respectively, for lending securities. Each Fund's lending agent is PaineWebber, who received $836, $16,545, and $30,903 for Growth and Income Fund, Mid Cap Fund and Growth Fund, respectively, in com-pensation from the Funds in that capacity for the six months ended February 29, 2000. At February 29, 2000, Mid Cap Fund and Growth Fund owed PaineWebber $2,727 and $3,410, respectively, in compensation.
 As of February 29, 2000 the Mid Cap Fund and Growth Fund held cash as collat-eral for market value of securities loaned as follows:

                                                         COLLATERAL    MARKET
                                                             FOR      VALUE OF
                                                         SECURITIES  SECURITIES
                                                           LOANED      LOANED
                                                         ----------- -----------
MID CAP FUND............................................ $30,992,500 $31,542,019
GROWTH FUND............................................. $89,327,150 $89,239,816

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 As of February 29, 2000 the Mid Cap Fund and Growth Fund invested the cash collateral in the following money market funds:

 NUMBER
   OF                                                                  MARKET
 SHARES                                                                 VALUE
 ------                                                              -----------
 MID CAP FUND
 11,710,877 LIQUID ASSETS PORTFOLIO................................  $11,710,877
 16,454,130 MITCHELL HUTCHINS PRIVATE MONEY MARKET FUND LLC........   16,454,130
  2,827,499 PRIME PORTFOLIO........................................    2,827,493
                                                                     -----------
 TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (COST--
  $30,992,500).....................................................  $30,992,500
                                                                     ===========
 GROWTH FUND
 20,028,949 LIQUID ASSETS PORTFOLIO................................  $20,028,949
 47,226,912 MITCHELL HUTCHINS PRIVATE MONEY MARKET FUND LLC .......   47,226,912
 22,071,289 SCUDDER INSTITUTIONAL FUND INC. .......................   22,071,289
                                                                     -----------
 TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (COST--
  $89,327,150).....................................................  $89,327,150
                                                                     ===========

BANK LINE OF CREDIT
 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 29, 2000, the Funds did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES
 PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the six months ended February 29, 2000, PaineWebber received approximately 49%, 46% and 53% of the total transfer agency and service fees collected by PFPC, Inc. from Growth and Income Fund, Mid Cap Fund and Growth Fund, respectively.

INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at February 29, 2000 was substantially the same as the cost of securities for financial statement purposes.

 At February 29, 2000, the components of net unrealized appreciation of investments were as follows:

                                       GROWTH AND
                                      INCOME FUND   MID CAP FUND  GROWTH FUND
                                      ------------  ------------  ------------
GROSS APPRECIATION (INVESTMENTS
 HAVING AN EXCESS OF VALUE OVER
 COST)............................... $355,606,410  $116,998,506  $310,724,224
GROSS DEPRECIATION (INVESTMENTS
 HAVING AN EXCESS OF COST OVER
 VALUE)..............................  (59,556,212)   (6,063,713)  (14,779,640)
                                      ------------  ------------  ------------
NET UNREALIZED APPRECIATION OF
 INVESTMENTS......................... $296,050,198  $110,934,793  $295,944,584
                                      ============  ============  ============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 For the six months ended February 29, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                            GROWTH AND
                                           INCOME FUND  MID CAP FUND GROWTH FUND
                                           ------------ ------------ -----------
PURCHASES................................. $293,972,960 $84,331,932  $53,575,742
SALES..................................... $503,634,471 $98,534,436  $58,959,112

FEDERAL TAX STATUS
 Each Fund intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SHARES OF BENEFICIAL INTEREST
 There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                           CLASS A                    CLASS B                    CLASS C                   CLASS Y
                  --------------------------  -------------------------  ------------------------  ------------------------
                    SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                  -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
GROWTH AND
 INCOME FUND
FOR THE SIX MONTHS ENDED
 FEBRUARY 29, 2000
SHARES SOLD.....    1,175,944  $  38,214,610     199,278  $   6,386,223     463,700  $ 14,976,900     218,909  $  7,100,569
SHARES
 REPURCHASED....   (4,435,623)  (144,413,239) (1,698,445)   (54,218,066) (1,451,121)  (46,970,724)   (711,610)  (23,334,607)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........      615,921     20,005,948    (623,723)   (20,005,948)     --           --           --           --
DIVIDENDS
 REINVESTED.....      927,890     30,165,691     301,646      9,673,799     176,529     5,671,889      65,597     2,137,153
                  -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
NET DECREASE....   (1,715,868) $ (56,026,990) (1,821,244) $ (58,163,992)   (810,892) $(26,321,935)   (427,104) $(14,096,885)
                  ===========  =============  ==========  =============  ==========  ============  ==========  ============
FOR THE YEAR ENDED AUGUST
 31, 1999
SHARES SOLD.....    8,747,051  $ 271,868,943   1,794,624  $  55,174,611   1,553,969  $ 48,502,553   1,177,699  $ 36,846,231
SHARES
 REPURCHASED....  (11,983,913)  (374,902,084) (2,776,809)   (86,739,484) (2,221,720) (69,944,686)  (1,726,359)  (54,105,385)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........    3,179,259     99,263,662  (3,202,455)   (99,263,662)     --           --           --           --
DIVIDENDS
 REINVESTED.....    1,477,072     44,548,497     659,253     19,770,993     316,470     9,509,920     141,503     4,266,308
                  -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
NET INCREASE
 (DECREASE).....    1,419,469  $  40,779,018  (3,525,387) $(111,057,542)   (351,281) $(11,932,213)   (407,157) $(12,992,846)
                  ===========  =============  ==========  =============  ==========  ============  ==========  ============
MID CAP FUND
FOR THE SIX MONTHS ENDED
 FEBRUARY 29, 2000
SHARES SOLD.....    4,866,659  $  62,412,460     494,019  $   6,961,030     643,327  $  7,555,260      18,591  $    248,470
SHARES
 REPURCHASED....   (5,885,212)   (73,580,261)   (293,367)    (3,734,590)   (686,381)   (7,863,702)     (4,572)      (62,918)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........      564,063      7,081,553    (569,787)    (7,081,553)     --           --           --           --
DIVIDENDS
 REINVESTED.....      719,417      9,093,434     155,987      1,949,835     135,955     1,525,412       2,635        33,440
                  -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
NET INCREASE
 (DECREASE).....      264,927  $   5,007,186    (213,148) $  (1,905,278)     92,901  $  1,216,970      16,654  $    218,992
                  ===========  =============  ==========  =============  ==========  ============  ==========  ============
FOR THE YEAR ENDED AUGUST
 31, 1999
SHARES SOLD.....    9,301,918  $  96,532,568     274,754  $   2,735,524     474,530  $  4,399,409      26,630  $    270,282
SHARES
 REPURCHASED....  (13,574,300)  (138,990,018) (2,115,404)   (20,745,827) (1,220,947)  (10,928,751)     (8,406)      (89,312)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........    2,761,639     27,666,645  (2,765,975)   (27,666,645)     --           --           --           --
DIVIDENDS
 REINVESTED.....      735,220      6,844,897     372,644      3,469,313     154,440     1,298,844         722         6,732
                  -----------  -------------  ----------  -------------  ----------  ------------  ----------  ------------
NET INCREASE
 (DECREASE).....     (775,523) $  (7,945,908) (4,233,981) $ (42,207,635)   (591,977) $ (5,230,498)     18,946  $    187,702
                  ===========  =============  ==========  =============  ==========  ============  ==========  ============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SHARES OF BENEFICIAL INTEREST (CONCLUDED)

                         CLASS A                   CLASS B                  CLASS C                 CLASS Y
                  -----------------------  ------------------------  -----------------------  ---------------------
                    SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT      SHARES     AMOUNT
                  ----------  -----------  ----------  ------------  ----------  -----------  --------  -----------
GROWTH FUND
FOR THE SIX MONTHS ENDED
 FEBRUARY 29, 2000
SHARES SOLD.....   2,091,960  $62,448,898     549,649  $ 15,133,634     918,386  $25,853,120   182,279  $ 5,796,275
SHARES
 REPURCHASED....  (2,264,492) (67,243,988)   (209,309)   (5,561,716)   (807,748) (22,645,363) (184,053)  (5,758,226)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........   1,507,031   43,252,449  (1,672,593)  (43,252,449)     --          --          --         --
DIVIDENDS
 REINVESTED.....     728,289   22,081,738     151,148     4,102,146      99,879    2,746,677    71,803    2,260,339
                  ----------  -----------  ----------  ------------  ----------  -----------  --------  -----------
NET INCREASE
 (DECREASE).....   2,062,788  $60,539,097  (1,181,105) $(29,578,385)    210,517  $ 5,954,434    70,029  $ 2,298,388
                  ==========  ===========  ==========  ============  ==========  ===========  ========  ===========
FOR THE YEAR ENDED AUGUST
 31, 1999
SHARES SOLD.....   2,603,107  $70,761,120     757,665  $ 18,400,169   1,839,539  $43,921,544   662,614  $17,686,583
SHARES
 REPURCHASED....  (3,329,890) (88,510,215)   (756,225)  (13,932,593) (1,649,567) (39,233,924) (582,735) (15,472,240)
SHARES CONVERTED
 FROM CLASS B TO
 CLASS A........     882,439   22,682,778    (809,713)  (22,682,778)     --          --          --         --
DIVIDENDS
 REINVESTED.....     794,422   18,931,080     318,639     6,898,545     102,903    2,255,619    84,377    2,076,520
                  ----------  -----------  ----------  ------------  ----------  -----------  --------  -----------
NET INCREASE
 (DECREASE).....     950,078  $23,864,763    (489,634) $(11,316,657)    292,875  $ 6,943,239   164,256  $ 4,290,863
                  ==========  ===========  ==========  ============  ==========  ===========  ========  ===========

PAINEWEBBER GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                  CLASS A
                         -----------------------------------------------------------------
                           FOR THE
                          SIX MONTHS
                            ENDED
                         FEBRUARY 29,        FOR THE YEARS ENDED AUGUST 31,
                             2000     ----------------------------------------------------
                         (UNAUDITED)    1999      1998       1997      1996         1995
                         ------------ --------  --------   --------  --------     --------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $32.07     $26.92    $30.60     $24.35    $22.52       $20.43
                             ------     ------    ------     ------    ------       ------
NET INVESTMENT INCOME
 (LOSS).................       0.06       0.13      0.19       0.23      0.22         0.24
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND
 OPTIONS................       1.54       6.88     (0.99)      9.29      3.46         3.18
                             ------     ------    ------     ------    ------       ------
TOTAL INCREASE
 (DECREASE) FROM
 INVESTMENT OPERATIONS..       1.60       7.01     (0.80)      9.52      3.68         3.42
                             ------     ------    ------     ------    ------       ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.01)     (0.08)    (0.21)     (0.25)    (0.34)       (0.12)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........      (1.27)     (1.78)    (2.67)     (3.02)    (1.51)       (1.21)
                             ------     ------    ------     ------    ------       ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (1.28)     (1.86)    (2.88)     (3.27)    (1.85)       (1.33)
                             ------     ------    ------     ------    ------       ------
NET ASSET VALUE, END OF
 PERIOD.................     $32.39     $32.07    $26.92     $30.60    $24.35       $22.52
                             ======     ======    ======     ======    ======       ======
TOTAL INVESTMENT
 RETURN(1)..............       4.98%     26.48%    (3.51)%    42.42%    17.40%       18.30%
                             ======     ======    ======     ======    ======       ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........   $797,264   $844,415  $670,606   $441,699  $276,016     $187,057
EXPENSES TO AVERAGE NET
 ASSETS.................       1.14%*     1.08%     1.07%      1.15%     1.20%(2)     1.19%
NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET
 ASSETS.................       0.34%*     0.41%     0.71%      0.88%     0.98%(2)     1.07%
PORTFOLIO TURNOVER......         24%        57%       62%        70%      112%         111%

---------

* ANNUALIZED.
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE ANY APPLICABLE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF THEY WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.04%.

                         CLASS B
-------------------------------------------------------------------
  FOR THE
 SIX MONTHS
   ENDED
FEBRUARY 29,         FOR THE YEARS ENDED AUGUST 31,
    2000      -----------------------------------------------------
(UNAUDITED)     1999       1998       1997      1996         1995
------------  --------   --------   --------  --------     --------
    $31.72      $26.77     $30.46     $24.26    $22.37       $20.37
    ------      ------     ------     ------    ------       ------
     (0.13)      (0.15)     (0.02)      0.04      0.04         0.06
      1.58        6.88      (1.02)      9.23      3.45         3.18
    ------      ------     ------     ------    ------       ------
      1.45        6.73      (1.04)      9.27      3.49         3.24
    ------      ------     ------     ------    ------       ------
       --          --         --       (0.05)    (0.09)       (0.03)
     (1.27)      (1.78)     (2.65)     (3.02)    (1.51)       (1.21)
    ------      ------     ------     ------    ------       ------
     (1.27)      (1.78)     (2.65)     (3.07)    (1.60)       (1.24)
    ------      ------     ------     ------    ------       ------
    $31.90      $31.72     $26.77     $30.46    $24.26       $22.37
    ======      ======     ======     ======    ======       ======
      4.55%      25.51%     (4.28)%    41.33%    16.49%       17.38%
    ======      ======     ======     ======    ======       ======
  $250,231    $306,557   $353,150   $376,840  $277,753     $247,543
      1.93%*      1.86%      1.87%      1.93%     1.99%(2)     1.97%
     (0.48)%*    (0.37)%    (0.08)%     0.11%     0.17%(2)     0.29%
        24%         57%        62%        70%      112%         111%
                         CLASS B     CLASS C
-------------------------------------------------------------------------------
  FOR THE       FOR THE
 SIX MONTHS    SIX MONTHS
   ENDED         ENDED
FEBRUARY 29,  FEBRUARY 29,       FOR THE YEARS ENDED AUGUST 31,
    2000          2000      ---------------------------------------------------
(UNAUDITED)   (UNAUDITED)     1999       1998      1997     1996        1995
------------- ------------- ---------- ---------- -------- ----------- --------
    $31.72        $31.78      $26.82     $30.53    $24.33   $22.43      $20.42
    ------        ------      ------     ------    ------   ------      ------
     (0.13)        (0.11)      (0.12)      0.01      0.05     0.05        0.06
      1.58          1.57        6.86      (1.03)     9.24     3.46        3.19
    ------        ------      ------     ------    ------   ------      ------
      1.45          1.46        6.74      (1.02)     9.29     3.51        3.25
    ------        ------      ------     ------    ------   ------      ------
       --            --          --       (0.02)    (0.07)   (0.10)      (0.03)
     (1.27)        (1.27)      (1.78)     (2.67)    (3.02)   (1.51)      (1.21)
    ------        ------      ------     ------    ------   ------      ------
     (1.27)        (1.27)      (1.78)     (2.69)    (3.09)   (1.61)      (1.24)
    ------        ------      ------     ------    ------   ------      ------
    $31.90        $31.97      $31.78     $26.82    $30.53   $24.33      $22.43
    ======        ======      ======     ======    ======   ======      ======
      4.55%         4.57%      25.49%     (4.23)%   41.30%   16.52%      17.37%
    ======        ======      ======     ======    ======   ======      ======


  $250,231      $141,007    $165,948   $149,458   $84,922  $43,148     $30,468
      1.93%*        1.93%*      1.85%      1.85%     1.92%    1.99%(2)    1.98%
     (0.48)%*      (0.46)%*    (0.36)%    (0.07)%    0.10%    0.18%(2)    0.28%
        24%           24%         57%        62%       70%     112%        111%

PAINEWEBBER GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                CLASS Y
                          ------------------------------------------------------------
                            FOR THE
                           SIX MONTHS
                             ENDED
                          FEBRUARY 29,     FOR THE YEARS ENDED AUGUST 31,
                              2000     -----------------------------------------------
                          (UNAUDITED)   1999     1998      1997     1996        1995
                          ------------ -------  -------   -------  -------     -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $32.12     $26.92   $30.59    $24.35   $22.54      $20.42
                             ------     ------   ------    ------   ------      ------
NET INVESTMENT INCOME...       0.16       0.24     0.30      0.32     0.30        0.30
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND
 OPTIONS................       1.49       6.86    (1.02)     9.26     3.45        3.18
                             ------     ------   ------    ------   ------      ------
TOTAL INCREASE
 (DECREASE) FROM
 INVESTMENT OPERATIONS..       1.65       7.10    (0.72)     9.58     3.75        3.48
                             ------     ------   ------    ------   ------      ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.02)     (0.12)   (0.28)    (0.32)   (0.43)      (0.15)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........      (1.27)     (1.78)   (2.67)    (3.02)   (1.51)      (1.21)
                             ------     ------   ------    ------   ------      ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........      (1.29)     (1.90)   (2.95)    (3.34)   (1.94)      (1.36)
                             ------     ------   ------    ------   ------      ------
NET ASSET VALUE, END OF
 PERIOD.................     $32.48     $32.12   $26.92    $30.59   $24.35      $22.54
                             ======     ======   ======    ======   ======      ======
TOTAL INVESTMENT
 RETURN(1)..............       5.06%     26.82%   (3.24)%   42.74%   17.77%      18.66%
                             ======     ======   ======    ======   ======      ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........    $51,957    $65,104  $65,518   $46,745  $22,942     $14,680
EXPENSES TO AVERAGE NET
 ASSETS.................       0.85%*     0.79%    0.80%     0.88%    0.92%(2)    0.89%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....       0.61%*     0.70%    0.99%     1.14%    1.26%(2)    1.39%
PORTFOLIO TURNOVER RATE.         24%        57%      62%       70%     112%        111%

---------

 * ANNUALIZED.
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE ANY APPLICABLE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF THEY WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.04%.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER MID CAP FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                       CLASS A
                          ----------------------------------------------------------------------------
                            FOR THE                 FOR THE
                           SIX MONTHS   FOR THE       FIVE
                             ENDED        YEAR       MONTHS
                          FEBRUARY 29,   ENDED       ENDED       FOR THE YEARS ENDED MARCH 31,
                              2000       AUGUST    AUGUST 31,   --------------------------------------
                          (UNAUDITED)   31, 1999     1998#        1998      1997      1996      1995
                          ------------  --------   ----------   --------   -------   -------   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $10.67      $ 7.97     $15.00       $13.44    $15.61    $12.81    $11.65
                              ------      ------     ------       ------    ------    ------    ------
NET INVESTMENT LOSS.....       (0.05)      (0.07)     (0.03)       (0.13)    (0.17)    (0.16)    (0.09)
NET REALIZED UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS............        7.05        3.43      (3.15)        5.15      0.32      3.71      1.29
                              ------      ------     ------       ------    ------    ------    ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............        7.00        3.36      (3.18)        5.02      0.15      3.55      1.20
                              ------      ------     ------       ------    ------    ------    ------
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENTS............       (0.93)      (0.66)     (3.85)       (3.46)    (2.32)    (0.75)    (0.04)
                              ------      ------     ------       ------    ------    ------    ------
NET ASSET VALUE, END OF
 PERIOD.................      $16.74      $10.67     $ 7.97       $15.00    $13.44    $15.61    $12.81
                              ======      ======     ======       ======    ======    ======    ======
TOTAL INVESTMENT
 RETURN(1)..............       68.43%      43.38%    (27.31)%      41.50%    (0.21)%   28.16%    10.36%
                              ======      ======     ======       ======    ======    ======    ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........    $181,926    $113,126    $90,650     $101,698   $76,909   $76,558   $62,673
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 FROM ADVISER(3)........        1.51%*      1.60%      1.48%*       1.51%     1.60%     1.58%     1.58%
NET INVESTMENT LOSS TO
 AVERAGE NET ASSETS, NET
 OF WAIVERS FROM
 ADVISER(3).............       (0.87)%*    (0.64)%    (0.61)%*     (1.16)%   (1.20)%   (1.11)%   (0.79)%
PORTFOLIO TURNOVER......          47%         79%        80%          64%       56%       57%       42%

---------

* ANNUALIZED.
# EFFECTIVE MAY 1, 1998. MITCHELL HUTCHINS TOOK OVER DAY-TO-DAY MANAGEMENT OF
  THE FUND'S ASSETS.
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE ANY APPLICABLE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF THEY WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(3) DURING THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND THE YEAR ENDED AUGUST 31, 1999, MITCHELL HUTCHINS WAIVED A PORTION OF ITS ADVISORY AND ADMINISTRATION FEES. THE RATIOS EXCLUDING THE WAIVER ARE THE SAME SINCE THE FEE WAIVER REPRESENTS LESS THAN 0.005%.

                               CLASS B
--------------------------------------------------------------------------------
  FOR THE                  FOR THE
 SIX MONTHS                  FIVE
   ENDED       FOR THE      MONTHS
FEBRUARY 29,  YEAR ENDED    ENDED         FOR THE YEARS ENDED MARCH 31,
    2000      AUGUST 31,  AUGUST 31,   -----------------------------------------
(UNAUDITED)      1999       1998#        1998       1997       1996       1995
------------  ----------  ----------   --------   --------   --------   --------
   $10.59       $ 7.99      $15.07       $13.59     $15.88     $13.11     $12.02
   ------       ------      ------       ------     ------     ------     ------
    (0.12)       (0.27)      (0.07)       (0.31)     (0.31)     (0.29)     (0.20)
     6.98         3.53       (3.16)        5.25       0.34       3.81       1.33
   ------       ------      ------       ------     ------     ------     ------
     6.86         3.26       (3.23)        4.94       0.03       3.52       1.13
   ------       ------      ------       ------     ------     ------     ------
    (0.93)       (0.66)      (3.85)       (3.46)     (2.32)     (0.75)     (0.04)
   ------       ------      ------       ------     ------     ------     ------
   $16.52       $10.59      $ 7.99       $15.07     $13.59     $15.88     $13.11
   ======       ======      ======       ======     ======     ======     ======
    67.60%       41.95%     (27.54)%      40.39%     (0.99)%    27.28%      9.46%
   ======       ======      ======       ======     ======     ======     ======


  $40,282      $28,077     $54,978     $143,058   $134,495   $157,021   $139,302
     2.49%*       2.55%       2.32%*       2.28%      2.36%      2.34%      2.34%


    (1.85)%*     (1.61)%     (1.48)%*     (1.92)%    (1.95)%    (1.87)%    (1.56)%
       47%          79%         80%          64%        56%        57%        42%
                               CLASS B     CLASS C
--------------------------------------------------------------------------------------------
  FOR THE       FOR THE                  FOR THE
 SIX MONTHS    SIX MONTHS                  FIVE
   ENDED         ENDED       FOR THE      MONTHS
FEBRUARY 29,  FEBRUARY 29,  YEAR ENDED    ENDED       FOR THE YEARS ENDED MARCH 31,
    2000          2000      AUGUST 31,  AUGUST 31,   ---------------------------------------
(UNAUDITED)   (UNAUDITED)      1999       1998#       1998      1997      1996      1995
------------- ------------- ----------- ------------ --------- --------- --------- ---------
   $10.59        $ 9.57       $ 7.26      $14.07      $12.87    $15.14    $12.54    $11.50
   ------        ------       ------      ------      ------    ------    ------    ------
    (0.12)        (0.09)       (0.15)      (0.06)      (0.26)    (0.29)    (0.27)    (0.19)
     6.98          6.28         3.12       (2.90)       4.92      0.34      3.62      1.27
   ------        ------       ------      ------      ------    ------    ------    ------
     6.86          6.19         2.97       (2.96)       4.66      0.05      3.35      1.08
   ------        ------       ------      ------      ------    ------    ------    ------
    (0.93)        (0.93)       (0.66)      (3.85)      (3.46)    (2.32)    (0.75)    (0.04)
   ------        ------       ------      ------      ------    ------    ------    ------
   $16.52        $14.83       $ 9.57      $ 7.26      $14.07    $12.87    $15.14    $12.54
   ======        ======       ======      ======      ======    ======    ======    ======
    67.60%        67.80%       42.17%     (27.58)%     40.46%    (0.91)%   27.16%     9.45%
   ======        ======       ======      ======      ======    ======    ======    ======


  $40,282       $27,094      $16,594     $16,875     $27,814   $24,810   $27,601   $24,993
     2.49%*        2.31%*       2.43%       2.28%*      2.29%     2.37%     2.36%     2.35%


    (1.85)%*      (1.67)%*     (1.47)%     (1.42)%*    (1.94)%   (1.97)%   (1.89)%   (1.57)%
       47%           47%          79%         80%         64%       56%       57%       42%

PAINEWEBBER MID CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                     CLASS Y
                                   ---------------------------------------------
                                     FOR THE                FOR THE     FOR THE
                                    SIX MONTHS                FIVE      PERIOD
                                      ENDED      FOR THE     MONTHS    MARCH 17,
                                   FEBRUARY 29, YEAR ENDED   ENDED     1998+ TO
                                       2000     AUGUST 31, AUGUST 31,  MARCH 31,
                                   (UNAUDITED)     1999      1998#       1998
                                   ------------ ---------- ----------  ---------
NET ASSET VALUE, BEGINNING OF
 PERIOD..........................     $10.70      $ 7.97     $15.00     $14.90
                                      ------      ------     ------     ------
NET INVESTMENT LOSS..............      (0.03)      (0.02)     (0.01)       --
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS.......       7.07        3.41      (3.17)      0.10
                                      ------      ------     ------     ------
NET INCREASE (DECREASE) FROM
 INVESTMENT OPERATIONS...........       7.04        3.39      (3.18)      0.10
                                      ------      ------     ------     ------
DISTRIBUTIONS FROM NET REALIZED
 GAINS FROM INVESTMENTS..........      (0.93)      (0.66)     (3.85)       --
                                      ------      ------     ------     ------
NET ASSET VALUE, END OF PERIOD...     $16.81      $10.70     $ 7.97     $15.00
                                      ======      ======     ======     ======
TOTAL INVESTMENT RETURN(1).......      68.61%      43.77%    (27.31)%     0.67%
                                      ======      ======     ======     ======

RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD
 (000'S).........................     $  736      $  290     $   65     $   35
EXPENSES TO AVERAGE NET ASSETS,
 NET OF WAIVERS FROM ADVISER(3)..       1.22%*      1.36%      1.23%*     1.22%*
NET INVESTMENT INCOME (LOSS) TO
 AVERAGE NET ASSETS, NET OF
 WAIVERS FROM ADVISER(3).........      (0.60)%*    (0.36)%    (0.29)%*    0.00%*
PORTFOLIO TURNOVER...............         47%         79%        80%        64%

---------

 *  ANNUALIZED
 #  EFFECTIVE MAY 1, 1998. MITCHELL HUTCHINS TOOK OVER DAY-TO-DAY MANAGEMENT OF
   THE FUND'S ASSETS.
 +  COMMENCEMENT OF ISSUANCE OF SHARES.
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE ANY APPLICABLE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF THEY WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(3) DURING THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND THE YEAR ENDED AUGUST 31, 1999, MITCHELL HUTCHINS WAIVED A PORTION OF ITS ADVISORY AND ADMINISTRATION FEES. THE RATIOS EXCLUDING THE WAIVER ARE THE SAME SINCE THE FEE WAIVER REPRESENTS LESS THAN 0.005%.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          ------------------------------------------------------------------
                            FOR THE
                           SIX MONTHS
                             ENDED
                          FEBRUARY 29,         FOR THE YEARS ENDED AUGUST 31,
                              2000      ----------------------------------------------------
                          (UNAUDITED)     1999       1998       1997       1996       1995
                          ------------  --------   --------   --------   --------   --------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $26.85      $20.08     $25.94     $24.37     $22.27     $20.04
                              ------      ------     ------     ------     ------     ------
NET INVESTMENT INCOME
 (LOSS).................       (0.04)      (0.10)     (0.09)     (0.08)+    (0.12)      0.01
NET REALIZED AND
 UNREALIZED GAINS FROM
 INVESTMENTS............        7.61        8.88       1.01       3.76 +     4.06       2.25
                              ------      ------     ------     ------     ------     ------
TOTAL INCREASE FROM
 INVESTMENT OPERATIONS..        7.53        8.78       0.92       3.68       3.94       2.26
                              ------      ------     ------     ------     ------     ------
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........       (1.94)      (2.01)     (6.78)     (2.11)     (1.84)     (0.03)
                              ------      ------     ------     ------     ------     ------
NET ASSET VALUE, END OF
 PERIOD.................      $32.48      $26.85     $20.08     $25.94     $24.37     $22.27
                              ======      ======     ======     ======     ======     ======
TOTAL INVESTMENT
 RETURN(1)..............       28.72%      44.97%      3.37%     15.85%     18.43%     11.28%
                              ======      ======     ======     ======     ======     ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........    $424,961    $295,906   $202,253   $201,725   $203,882   $183,958
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 FROM ADVISER(3)........        1.15%*      1.15%      1.19%      1.27%      1.28%      1.28%(2)
NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 FROM ADVISER(3)........       (0.29)%*    (0.41)%    (0.39)%    (0.32)%    (0.49)%     0.19%(2)
PORTFOLIO TURNOVER RATE.          11%         38%        52%        86%        60%        36%

---------

* ANNUALIZED.
+ CALCULATED USING THE AVERAGE SHARES OUTSTANDING FOR THE YEAR.
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE ANY APPLICABLE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF THEY WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.06%.
(3) DURING THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND THE YEAR ENDED AUGUST 31, 1999, MITCHELL HUTCHINS WAIVED A PORTION OF ITS ADVISORY AND ADMINISTRATION FEES. THE RATIOS EXCLUDING THE WAIVER ARE THE SAME SINCE THE FEE WAIVER REPRESENTS LESS THAN 0.005%.

                        CLASS B
----------------------------------------------------------------
  FOR THE
 SIX MONTHS
   ENDED
FEBRUARY 29,        FOR THE YEARS ENDED AUGUST 31,
    2000      --------------------------------------------------
(UNAUDITED)    1999      1998       1997       1996       1995
------------  -------   -------   --------   --------   --------
   $24.26      $18.44    $24.51     $23.30     $21.53     $19.53
   ------      ------    ------     ------     ------     ------
    (0.16)      (0.30)    (0.30)     (0.26)+    (0.39)     (0.02)
     6.86        8.13      1.01       3.58 +     4.00       2.05
   ------      ------    ------     ------     ------     ------
     6.66        7.83      0.71       3.32       3.61       2.03
   ------      ------    ------     ------     ------     ------
    (1.94)      (2.01)    (6.78)     (2.11)     (1.84)     (0.03)
   ------      ------    ------     ------     ------     ------
   $29.02      $24.26    $18.44     $24.51     $23.30     $21.53
   ======      ======    ======     ======     ======     ======
    28.19%      43.75%     2.55%     14.98%     17.48%     10.40%
   ======      ======    ======     ======     ======     ======


  $68,096     $85,576   $74,094   $115,529   $140,551   $152,357
     1.97%*      1.96%     1.99%      2.06%      2.06%      2.06%(2)


    (1.12)%*    (1.22)%   (1.18)%    (1.12)%    (1.27)%    (0.60)%(2)
       11%         38%       52%        86%        60%        36%
                        CLASS B     CLASS C
--------------------------------------------------------------------------------
  FOR THE       FOR THE
 SIX MONTHS    SIX MONTHS
   ENDED         ENDED
FEBRUARY 29,  FEBRUARY 29,      FOR THE YEARS ENDED AUGUST 31,
    2000          2000      ----------------------------------------------------
(UNAUDITED)   (UNAUDITED)    1999      1998      1997      1996      1995
------------- ------------- --------- --------- --------- --------- ------------
   $24.26        $24.56      $18.65    $24.71    $23.48    $21.68    $19.67
   ------        ------      ------    ------    ------    ------    ------
    (0.16)        (0.13)      (0.26)    (0.27)    (0.27)+   (0.34)    (0.10)
     6.86          6.92        8.18      0.99      3.61+     3.98      2.14
   ------        ------      ------    ------    ------    ------    ------
     6.66          6.75        7.92      0.72      3.34      3.64      2.04
   ------        ------      ------    ------    ------    ------    ------
    (1.94)        (1.94)      (2.01)    (6.78)    (2.11)    (1.84)    (0.03)
   ------        ------      ------    ------    ------    ------    ------
   $29.02        $29.41      $24.56    $18.65    $24.71    $23.48    $21.68
   ======        ======      ======    ======    ======    ======    ======
    28.19%        28.21%      43.74%     2.59%    14.95%    17.50%    10.37%
   ======        ======      ======    ======    ======    ======    ======


  $68,096       $49,058     $35,793   $21,714   $24,760   $29,923   $30,608
     1.97%*        1.93%*      1.94%     1.99%     2.07%     2.07%     2.05%(2)


    (1.12)%*      (1.07)%*    (1.20)%   (1.19)%   (1.13)%   (1.28)%   (0.57)%(2)
       11%           11%         38%       52%       86%       60%       36%

PAINEWEBBER GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS Y
                         ------------------------------------------------------------
                           FOR THE
                          SIX MONTHS
                            ENDED                     FOR THE
                         FEBRUARY 29,          YEARS ENDED AUGUST 31,
                             2000     -----------------------------------------------
                         (UNAUDITED)   1999      1998      1997      1996      1995
                         ------------ -------   -------   -------   -------   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $27.79     $20.67    $26.46    $24.74    $22.53    $20.22
                            ------     ------    ------    ------    ------    ------
NET INVESTMENT INCOME
 (LOSS).................       --       (0.03)    (0.03)    (0.01)+   (0.02)     0.24
NET REALIZED AND
 UNREALIZED GAINS FROM
 INVESTMENTS............      7.91       9.16      1.02      3.84 +    4.07      2.10
                            ------     ------    ------    ------    ------    ------
TOTAL INCREASE FROM
 INVESTMENT OPERATIONS..      7.87       9.13      0.99      3.83      4.05      2.34
                            ------     ------    ------    ------    ------    ------
DISTRIBUTIONS FROM NET
 REALIZED GAIN FROM
 INVESTMENT
 TRANSACTIONS...........     (1.94)     (2.01)    (6.78)    (2.11)    (1.84)    (0.03)
                            ------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
 PERIOD.................    $33.76     $27.79    $20.67    $26.46    $24.74    $22.53
                            ======     ======    ======    ======    ======    ======
TOTAL INVESTMENT
 RETURN(1)..............     28.98%     45.40%     3.61%    16.24%    18.72%    11.58%
                            ======     ======    ======    ======    ======    ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........   $42,926    $33,383   $21,440   $20,281   $21,409   $20,948
EXPENSES TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 FROM ADVISER(3)........      0.86%*     0.86%     0.91%     1.00%     1.02%     0.97%(2)
NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET
 ASSETS, NET OF WAIVERS
 FROM ADVISER...........      0.00%*    (0.12)%   (0.12)%   (0.05)%   (0.23)%    0.53%(2)
PORTFOLIO TURNOVER......       114%        38%       52%       86%       60%       36%

---------

 * ANNUALIZED.
 + CALCULATED USING THE AVERAGE SHARES OUTSTANDING FOR THE YEAR.
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE ANY APPLICABLE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF THEY WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS OF LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
(2) THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.05%.
(3) DURING THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND THE YEAR ENDED AUGUST 31, 1999, MITCHELL HUTCHINS WAIVED A PORTION OF ITS ADVISORY AND ADMINISTRATION FEES. THE RATIOS EXCLUDING THE WAIVER ARE THE SAME SINCE THE FEE WAIVER REPRESENTS LESS THAN 0.005%.

TRUSTEES

E. Garrett Bewkes, Jr.           Mary C. Farrell
Chairman                         George W. Gowen
Margo N. Alexander               Frederic V. Malek
Richard Q. Armstrong             Carl W. Schafer
Richard R. Burt                  Brian M. Storms
Meyer Feldberg

PRINCIPAL OFFICERS

Margo N. Alexander               Mark A. Tincher
President                        Vice President

Dianne E. O'Donnell              Ellen R. Harris
Vice President and Secretary     Vice President

Paul H. Schubert
Vice President and Treasurer

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019



A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or correspondent firm. Read the prospectus carefully before investing.

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

PaineWebber offers a family of 27 Funds which encompass a diversified range of investment goals.

BOND FUNDS

 .    High Income Fund

 .    Investment Grade Income Fund

 .    Low Duration U.S. Government Income Fund

 .    Strategic Income Fund

 .    U.S. Government Income Fund

TAX - FREE BOND FUNDS

 .    California Tax Free Income Fund

 .    Municipal High Income Fund

 .    National Tax Free Income Fund

 .    New York Tax-Free Income Fund

STOCK FUNDS

 .    Enhanced S&P 500 Fund

 .    Enhanced Nasdaq-100 Fund

 .    Financial Services Growth Fund

 .    Growth Fund

 .    Growth and Income Fund

 .    Mid Cap Fund

 .    Small Cap Fund

 .    S&P 500 Index Fund

 .    Strategy Fund

 .    Tax-Managed Equity Fund

 .    Utility Income Fund

ASSET ALLOCATION FUNDS

 .    Balanced Fund

 .    Tactical Allocation Fund

GLOBAL FUNDS

 .    Asia Pacific Growth Fund

 .    Emerging Markets Equity Fund

 .    Global Equity Fund

 .    Global Income Fund

PAINEWEBBER MONEY MARKET FUND

GROWTH AND INCOME FUND

MID CAP FUND

GROWTH FUND


SEMI ANNUAL REPORT

FEBRUARY 29, 2000